                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8494

                       Regions Morgan Keegan Select Funds
               (Exact name of registrant as specified in charter)

   50 North Front Street, Memphis, TN                                    38103
(Address of principal executive offices)                              (Zip code)

           BISYS Fund Services,_3435 Stelzer Road, Columbus, OH 43219
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 901-524-4100

Date of fiscal year end: August 31, 2005

Date of reporting period: August 31, 2005

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                                                                  ANNUAL REPORT
-------------------------------------------------------------------------------
                                                                August 31. 2005





































                                                         [SELECT FUNDS LOGO]
                                                    [REGIONS MORGAN KEEGAN LOGO]

TABLE OF CONTENTS

Regions Morgan Keegan Select Funds

Annual Report

August 31, 2005

Letter from the President .................................................    1

Regions Morgan Keegan Select LEADER Growth Equity Fund ....................    2

Regions Morgan Keegan Select LEADER Growth & Income Fund ..................    4

Regions Morgan Keegan Select LEADER Balanced Fund .........................    6

Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund ..................    8

Regions Morgan Keegan Select LEADER Intermediate Bond Fund ................   10

Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund ..........   12

Regions Morgan Keegan Select LEADER Money Market Fund .....................   13

Schedules of Portfolio Investments ........................................   14

Statements of Assets and Liabilities ......................................   28

Statements of Operations ..................................................   30

Statements of Changes in Net Assets .......................................   32

Financial Highlights ......................................................   40

Notes to the Financial Statements .........................................   44

Report of Independent Registered Public Accounting Firm ...................   50

Supplemental Information ..................................................   51

Board of Trustees and Trust Officers ......................................   53

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT EACH FUND USES TO DETERMINE HOW TO VOTE PROXIES RELATING TO THE PORTFOLIO SECURITIES AND INFORMATION REGARDING HOW THE FUNDS VOTED PROXIES RELATING TO THE PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 800-564-2188 OR ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

THE FUNDS FILE A FORM N-Q WITH THE SEC NO MORE THAN SIXTY DAYS AFTER THE CLOSE OF THE FUND'S FIRST AND THIRD QUARTERS OF THEIR FISCAL YEAR. FORM N-Q INCLUDES A SCHEDULE OF EACH FUND'S PORTFOLIO HOLDINGS AS OF THE END OF THOSE FISCAL QUARTERS. THE FUNDS' FORM N-Q FILINGS MAY BE FOUND ON THE SEC'S WEBSITE AT www.sec.gov. the funds' N-Q FILINGS MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. CALL 800-SEC-0330 FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM.

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS. AN INVESTOR SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING OR SENDING MONEY. THIS AND OTHER IMPORTANT INFORMATION ABOUT THE INVESTMENT COMPANY CAN BE FOUND IN THE FUND'S PROSPECTUS. TO OBTAIN A PROSPECTUS, PLEASE CALL 877-757-7424. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE REGIONS MORGAN KEEGAN SELECT FUNDS ARE DISTRIBUTED BY MORGAN KEEGAN & COMPANY, INC.

REGIONS MORGAN KEEGAN SELECT FUNDS, LIKE ALL MUTUAL FUNDS:
ARE NOT FDIC INSURED - HAVE NO BANK GUARANTEE - MAY LOSE VALUE

                                                       LETTER FROM THE PRESIDENT

DEAR SHAREHOLDER,

We are pleased to present the enclosed annual report for the Regions Morgan Keegan Select Funds. You will find information on fund strategy and investments and performance results for the 12-month period ended August 31, 2005.

STOCKS POST SOLID GAINS, BUT BONDS ARE MIXED
Rising short-term interest rates and soaring oil prices didn't stifle stock market growth during the 12 months ended August 31, 2005. Across the board, stocks posted double-digit returns for the one-year period, buoyed by strong corporate earnings, ongoing economic growth and relatively tame inflation. Continuing a multi-year trend, small-cap stocks outpaced their larger counterparts, and value stocks outperformed growth stocks.

Although interest rates at the short end of the yield curve increased significantly during the one-year period, longer-term rates did not follow suit. In general, when the Federal Reserve is in tightening mode, rates across the yield curve move upward. But this time, bonds with intermediate- and long-term maturities declined or remained relatively unchanged, which led to a flattening of the yield curve.

STICK WITH YOUR LONG-TERM INVESTMENT PLAN
Looking ahead, investors are likely to continue facing a rising interest-rate environment on both the short and long ends of the yield curve. At the same time, we look for the economy to continue to grow, albeit at a slower pace than we've witnessed recently, and for corporate profit growth to slow down.

In this environment, as in all market climates, we believe it remains prudent to stay focused on your long-term diversified investment strategy. Chasing performance or avoiding asset classes rarely reaps rewards. Instead, formulating a diversified investment strategy based on your goals, timeframe and tolerance for risk--and sticking with that strategy--offers attractive long-term return potential.

As financial market performance throughout the last several years has demonstrated, maintaining a diversified portfolio of stock and bond investments may be the best approach to capture returns from markets on the upswing and protect against losses due to markets suffering periodic downturns.

It's also important to maintain a long-term perspective when evaluating investment performance. The stock and bond markets have posted attractive performance during recent short-term reporting periods, but what truly matters are the results you realize throughout time. Your investment representative can help you evaluate your portfolio's performance and make sure your diversified mix of investments is designed to help generate the long-term return potential your goals require.

THANK YOU FOR YOUR BUSINESS
As always, we appreciate the support, confidence and trust you continue to place in our mutual fund family. We remain committed to helping you pursue your investment goals. If you have any questions about your account or funds, please call us at 877-757-7424. Sincerely,

/s/ Carter E. Anthony

Carter E. Anthony
President, Morgan Asset Management, Inc.

The foregoing information and opinions are for general information only. Morgan Asset Management, Inc. does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

REGIONS MORGAN KEEGAN SELECT LEADER GROWTH EQUITY FUND

                  PORTFOLIO MANAGERS: Walter A. Hellwig, Senior Vice President,
                                      Morgan Asset Management, Inc.
                                      Charles A. Murray, Senior Vice President,
                                      Morgan Asset Management, Inc.

OBJECTIVE AND STRATEGY

The Regions Morgan Keegan Select LEADER Growth Equity Fund seeks capital appreciation. The Fund primarily invests in common stocks of companies the advisor believes have above-average growth potential.

INVESTMENT CONCERNS: Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Q&A

                                                   AVERAGE ANNUAL TOTAL RETURN
                                                     AS OF AUGUST 31, 2005(*)

                                                  1 YEAR     5 YEAR     10 YEAR
--------------------------------------------------------------------------------
CLASS A SHARES
  exclusive of sales load                         17.41%     -4.21%       8.89%
  with sales load
  (maximum 5.50%)                                 10.91%     -5.29%       8.28%
--------------------------------------------------------------------------------
CLASS I SHARES                                    17.68%     -3.94%       9.21%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 877-757-7424.

(*) The quoted returns reflect the performance of the Fund only from February 18, 2005 to August 31, 2005. Returns reflect the performance from December 9, 2002 to February 18, 2005 of the LEADER Growth Equity Fund, a series of LEADER Mutual Funds, and predecessor fund to the Regions Morgan Keegan Select LEADER Growth Equity Fund. On February 18, 2005, the LEADER Growth Equity Fund merged into the Regions Morgan Keegan Select LEADER Growth Equity Fund. The LEADER Growth Equity Fund commenced operations on December 9, 2002, through a transfer of assets from certain collective trust fund ("commingled") accounts managed by Union Planters Investment Advisors, using substantially the same investment objective, policies and methodologies as the Fund. The quoted performance of the Fund includes performance of the commingled accounts for periods prior to the commencement of operations, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected.

HOW DID THE FUND PERFORM?

The Fund's Class A Shares (without sales charges) posted a total return of 17.41% for the 12-month period ended August 31, 2005.(1)

HOW DID THE FUND'S RETURN COMPARE TO THE BENCHMARK'S RETURN?

The Fund significantly outperformed its benchmarks, The S&P 500 Index,(2) which returned 12.55% for the one-year period, and the Lipper Large-Cap Growth Index,(3)which returned 15.47% for the same period. In an environment of rising oil prices, our overweight to the energy sector contributed positively to relative performance. Oil prices soared during the year, causing the stocks of many energy companies to follow suit. In addition, our underweight in the financials sector also helped the Fund outpace the benchmark. The Federal Reserve continued to increase the federal funds rate, which pushed short-term interest rates higher. This created challenges for many bank stocks, and our underweight contributed positively to Fund performance.

WHAT WERE YOUR OTHER STRATEGIES?

We anticipated an environment of continued economic growth, and we therefore focused on sectors we felt were positioned to benefit from a growing economy. For example, we continued to overweight the technology sector, which responded favorably to the positive economic environment. In particular, our focus on semiconductor companies helped the Fund's relative performance.


HOW WAS THE FUND INVESTED?

As of August 31, 2005, the Fund's portfolio was invested in 43 companies representing 20 industries. The Fund's 10 largest equity holdings represented approximately 37% of the portfolio.(4)

WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE FUND?

Looking ahead, we expect to maintain the Fund's energy overweight. Growing demand for oil combined with lack of significant new sources of supply suggest a favorable outlook for the industry. In addition, short-term interest rates may continue to increase, as the Federal Reserve maintains its tightening bias. We therefore plan to keep the Fund underweighted in the financials sector.

(1) With the maximum sales charge of 5.50%, the total return for A shares was 10.91%. Total return for the Fund's Institutional shares was 17.68%.
(2) The S&P 500 Index is an unmanaged index generally indicative of the performance of large-cap U.S. stocks. Investors cannot invest directly in the index, but they can invest in its underlying securities.
(3) The Lipper Large-Cap Growth Index consists of managed funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per share growth value compared to the S&P 500 Index.
(4)  The Fund's composition is subject to change.

             REGIONS MORGAN KEEGAN SELECT LEADER GROWTH EQUITY FUND

                                    [GRAPH]

GROWTH OF A $10,000 INVESTMENT


                                  Class A Shares
                  Class A         exclusive of    Class I         Lipper Large-Cap  S&P 500
                  Shares(*)       sales load)     Shares          Growth Index(1)   Index(2)
                  ---------       --------------  -------         ----------------  --------
8/31/1995         9451            10000           10000           10000             10000
                  9800            10370           10372           10371             10422
12/31/1995        10504           11114           11126           10641             11049
                  10957           11594           11614           11206             11642
                  11536           12207           12237           11704             12163
                  12086           12789           12830           12205             12540
12/31/1996        12755           13497           13551           12829             13584
                  13188           13955           14021           12757             13949
                  14736           15593           15679           14972             16382
                  15343           16236           16337           16365             17609
12/31/1997        15366           16260           16374           16369             18114
                  17102           18097           18237           18765             20639
                  17928           18971           19133           19720             21324
                  16540           17502           17665           17692             19208
12/31/1998        20085           21254           21467           22339             23295
                  21860           23131           23381           24109             24455
                  22537           23847           24123           25016             26175
                  21669           22929           23212           23990             24545
12/31/1999        24798           26240           26584           30116             28194
                  25965           27475           27856           32563             28840
                  26041           27555           27958           30187             28074
                  25933           27441           27863           29682             27802
12/31/2000        24237           25646           26060           24190             25628
                  21963           23240           23633           18854             22592
                  21836           23106           23514           20122             23913
                  19796           20947           21333           16124             20404
12/31/2001        21273           22510           22942           18416             22584
                  20072           21239           21663           17949             22647
                  17182           18182           18558           15109             19614
                  14674           15527           15860           12688             16228
12/31/2002        16535           17497           17865           13239             17595
                  16220           17164           17551           13035             17041
                  17946           18990           19436           14796             19663
                  18868           19965           20452           15267             20183
12/31/2003        20577           21774           22319           16808             22639
                  20376           21561           22120           17013             23022
                  20627           21827           22410           17175             23418
                  19655           20799           21358           16421             22980
12/31/2004        21415           22660           23298           18061             25101
                  20644           21845           22464           17234             24562
                  20946           22164           22809           17831             24898
8/31/2005         22152           23441           24132           18527             25588



The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and assumes the reinvestment of dividends and capital gains in the Fund. The chart and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 877-757-7424.

(*) Reflects the maximum sales load of 5.50%.

TOP TEN EQUITY HOLDINGS

AS OF 8/31/05
--------------------------------------------------------------------------------
TICKER        DESCRIPTION                   % OF TOTAL ASSETS

STJ           St. Jude Medical, Inc. .................   4.5%
ZMH           Zimmer Holdings, Inc. ..................   4.3%
BR            Burlington Resources, Inc. .............   4.3%
COP           ConocoPhillips. ........................   3.8%
GILD          Gilead Sciences, Inc. ..................   3.7%


TICKER        DESCRIPTION                   % OF TOTAL ASSETS
--------------------------------------------------------------------------------
QCOM          QUALCOMM, Inc. .........................   3.4%
NUE           Nucor Corp. ............................   3.3%
CAT           Caterpillar, Inc. ......................   3.2%
GENZ          Genzyme Corp ...........................   3.1%
LOW           Lowe's Companies, Inc. .................   3.0%


EQUITY SECTOR DIVERSIFICATION
AS OF 8/31/05

                                       % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Health Care ..........................................  24.7%
Energy ...............................................  19.4%
Information Technology ...............................  15.4%
Consumer Staples .....................................  12.9%
Industrials ..........................................  12.6%

                                       % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Materials ............................................   6.2%
Consumer Discretionary ...............................   4.3%
Financials ...........................................   4.1%
Other ................................................   0.4%
                                                       -----
Total ................................................ 100.0%

(+)  The Fund's composition is subject to change.

DEFINITION OF TERMS

(1) The Lipper Large-Cap Growth Index consists of managed funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per share growth value compared to the S&P 500 Index.

(2) The S&P 500 Index is an unmanaged index generally indicative of the performance of large-cap U.S. stocks.

The above indices are unmanaged and their reported returns do not reflect the deduction of fees associated with a mutual fund, such as investment management fees, or the deduction of taxes. The Fund's performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

 REGIONS MORGAN KEEGAN SELECT LEADER GROWTH & INCOME FUND

                   PORTFOLIO MANAGER: Walter A. Hellwig, Senior Vice President,
                                      Morgan Asset Management, Inc.
                                      John B. Russell, Assistant Vice President,
                                      Morgan Asset Management, Inc.

OBJECTIVE AND STRATEGY

The Regions Morgan Keegan Select LEADER Growth & Income Fund seeks long-term growth of capital, current income and growth of income. The Fund intends to hold a combination of growth stocks and value stocks. By investing in a blend of stocks that demonstrate strong long-term earnings potential and undervalued stocks, the Fund seeks to achieve strong returns with less volatility.

INVESTMENT CONCERNS: Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Q&A

                                                   AVERAGE ANNUAL TOTAL RETURN
                                                     AS OF AUGUST 31, 2005(*)
                                                  1 YEAR     5 YEAR    10 YEAR
--------------------------------------------------------------------------------
CLASS A SHARES
  exclusive of sales load                         14.08%     -3.32%      8.90%
  with sales load
  (maximum 5.50%)                                  7.80%     -4.41%      8.28%
--------------------------------------------------------------------------------
CLASS I SHARES                                    14.39%     -3.05%      9.21%
--------------------------------------------------------------------------------


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 877-757-7424.

(*) The quoted returns reflect the performance of the Fund only from February 18, 2005 to August 31, 2005. Returns reflect the performance from September 1, 1995 to August 31, 2005 of the LEADER Growth & Income Fund, a series of LEADER Mutual Funds, and predecessor fund to the Regions Morgan Keegan Select LEADER Growth & Income Fund. On February 18, 2005, the LEADER Growth & Income Fund merged into the Regions Morgan Keegan Select LEADER Growth & Income Fund.

Class A Shares were initially offered for purchase effective September 1, 2000; however, no shareholder activity occurred until October 26, 2000. The performance shown for the Class A Shares prior to October 26, 2000 reflects the historical performance of the Class I Shares, and has been adjusted for the maximum sales charge applicable to the Class A Shares as well as Class A Shares 12b-1 fees.

HOW DID THE FUND PERFORM?

For the 12-month period ended August 31, 2005, the Fund's A shares (without sales charges) posted a total return of 14.08%.(1)

HOW DID THE FUND'S PERFORMANCE COMPARE TO THE MARKET AVERAGES?

The Fund's Class A Shares outperformed the market benchmark, the S&P 500 Index,(2) which returned 12.55% for the one-year period, and the peer group, the Lipper Large-Cap Core Index,(3) which posted a total return of 11.46%.

Stocks continued to benefit from decent economic growth and expanding corporate profits. Although rising oil prices sparked inflation concerns, they pushed energy stocks higher. In particular, the portfolio's overweight in the energy sector helped the Fund outperform the S&P 500 Index. In addition, the Fund's underweight in the financials sector contributed positively to relative performance, as the rising short-term- interest-rate environment put pressures on many banking stocks.

WHAT WERE YOUR KEY STRATEGIES?

We maintained our ongoing strategy of investing in a diversified portfolio of high-quality stocks with predictable earnings streams and a history of earnings growth. We focused on market sectors that we believed would benefit from a growing economy, including the technology, basic materials and energy industries.

HOW WERE THE PORTFOLIO'S ASSETS ALLOCATED?

In our attempt to find growth at a reasonable price, we examine investments on a stock-by-stock basis. This practice resulted in a diversified portfolio that offered exposure to stocks of different styles. As of August 31, 2005, the Fund was invested in 42 companies representing 20 industries. The Fund's 10 largest equity holdings represented approximately 41% of the portfolio.(4)

WHAT IS YOUR MARKET OUTLOOK, AND HOW DO YOU PLAN TO POSITION THE FUND?

Going forward, growing demand for oil combined with lack of significant new sources of supply suggest a continued overweight position in the energy sector. Likewise, rising short-term interest rates, as the result of a tighter monetary policy, and stable longer-term rates have created a flatter yield curve (meaning there is a smaller spread between short- and long-term interest rates), which dictates a continued underweight position for the financials sector.

(1) With the maximum sales charge of 5.50%, the total return for A shares was 7.80%. Total return for the Fund's Institutional shares was 14.39%.
(2) The S&P 500 Index is an unmanaged index generally indicative of the performance of large-cap U.S. stocks.
(3) The Lipper Large-Cap Core Index consists of managed mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 33% of the dollar-weighted median market capitalization of the S&P MidCap 400 Index.

     Investors cannot invest directly in an index, but they can invest in its underlying securities.

(4)  The Fund's composition is subject to change.

                        REGIONS MORGAN KEEGAN SELECT LEADER GROWTH & INCOME FUND

                                    [GRAPH]

GROWTH OF A $10,000 INVESTMENT

                               Class A Shares
                Class A        (exclusive of   Class I        Lipper Large-Cap  S&P 500
                Shares(*)      sales load)     Shares         Core Index(1)     Index(2)
                ---------      --------------  -------        ----------------  --------
8/31/1995       9449           10000           10000          10000             10000
                9815           10388           10390          10374             10422
12/31/1995      10405          11013           11024          10891             11049
                10801          11431           11451          11452             11642
                11345          12007           12037          11867             12163
                11846          12538           12578          12244             12540
12/31/1996      12644          13382           13435          13052             13584
                13110          13875           13942          13161             13949
                15048          15926           16014          15372             16382
                16264          17214           17321          16552             17609
12/31/1997      16257          17206           17327          16867             18114
                18263          19329           19479          19143             20639
                19214          20335           20508          19909             21324
                18194          19256           19435          17627             19208
12/31/1998      21144          22378           22603          21410             23295
                21998          23282           23533          22338             24455
                22654          23976           24252          23574             26175
                22009          23294           23580          22035             24545
12/31/1999      24914          26368           26712          25552             28194
                25715          27216           27592          26642             28840
                25388          26870           27262          26035             28074
                24543          25975           26374          25939             27802
12/31/2000      22456          23767           24148          23669             25628
                20295          21479           21844          20720             22592
                20765          21977           22377          21824             23913
                18787          19884           20255          18705             20404
12/31/2001      19895          21056           21472          20632             22584
                19894          21055           21483          20645             22647
                17385          18400           18774          18082             19614
                15009          15885           16221          15237             16228
12/31/2002      15921          16850           17210          16251             17595
                15545          16452           16815          15746             17041
                17468          18488           18915          17900             19663
                17638          18667           19112          18295             20183
12/31/2003      19711          20862           21380          20282             22639
                19780          20935           21467          20485             23022
                20037          21207           21761          20736             23418
                19816          20973           21538          20244             22980
12/31/2004      21041          22269           22888          21963             25101
                21259          22500           23139          21466             24562
                21169          22405           23057          21742             24898
8/31/2005       22158          23451           24142          22309             25588

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and assumes the reinvestment of dividends and capital gains in the Fund. The chart and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 877-757-7424.


(*)Reflects the maximum sales load of 5.50%.

TOP TEN EQUITY HOLDINGS
AS OF 8/31/05

TICKER      DESCRIPTION                                     % OF TOTAL ASSETS
--------------------------------------------------------------------------------
SUN         Sunoco, Inc. .............................................   5.8%
CVX         ChevronTexaco Corp. ......................................   4.9%
XOM         Exxon Mobil Corp. ........................................   4.8%
COP         ConocoPhillips ...........................................   3.9%
VLO         Valero Energy Corp. ......................................   3.9%

TICKER      DESCRIPTION                                     % OF TOTAL ASSETS
--------------------------------------------------------------------------------
WB          Wachovia Corp ............................................   3.9%
JNJ         Johnson & Johnson ........................................   3.8%
BAC         Bank of America Corp. ....................................   3.5%
UST         UST, Inc .................................................   3.4%
GE          General Electric Co. .....................................   3.3%



EQUITY SECTOR DIVERSIFICATION
AS OF 8/31/05

                                                        % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Energy ...............................................................   25.7%
Financials ...........................................................   15.3%
Information Technology ...............................................   14.3%
Health Care ..........................................................   14.2%
Consumer Staples .....................................................   13.5%

                                                        % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Industrials ..........................................................    6.9%
Consumer Discretionary ...............................................    4.0%
Utilities ............................................................    2.8%
Materials ............................................................    1.9%
Other ................................................................    1.4%
                                                                        -----
Total ................................................................  100.0%

(+)  The Fund's composition is subject to change.

DEFINITION OF TERMS

(1) The Lipper Large-Cap Core Index consists of managed mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 33% of the dollar-weighted median market capitalization of the S&P MidCap 400 Index.

(2) The S&P 500 Index is an unmanaged index generally indicative of the performance of large-cap U.S. stocks.

The above indices are unmanaged and their reported returns do not reflect the deduction of fees associated with a mutual fund, such as investment management fees, or the deduction of taxes. The Fund's performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

REGIONS MORGAN KEEGAN SELECT LEADER BALANCED FUND

                   PORTFOLIO MANAGERS: Walter A. Hellwig, Senior Vice President,
                                       Morgan Asset Management, Inc.
                                       Charles A. Murray, Senior Vice President,
                                       Morgan Asset Management, Inc.

OBJECTIVE AND STRATEGY

The Regions Morgan Keegan Select LEADER Balanced Fund seeks to maximize total return through a combination of growth of capital and current income consistent with preservation of capital. The Balanced Fund invests in a combination of equity securities and fixed income securities. Under normal market conditions the Fund will invest at least 25% of its total assets in fixed income securities and no more than 75% of its total assets in equity securities.

INVESTMENT CONCERNS: Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

Q&A

                                                  AVERAGE ANNUAL TOTAL RETURN
                                                    AS OF AUGUST 31, 2005(*)
                                                                     SINCE FUND
                                                                     INCEPTION
                                                 1 YEAR     3 YEAR    (1/3/01)
--------------------------------------------------------------------------------
CLASS A SHARES
  exclusive of sales load                        10.41%      7.06%      3.13%
  with sales load
  (maximum 5.50%)                                 4.32%      5.06%      1.89%
--------------------------------------------------------------------------------
CLASS I SHARES                                   10.67%      7.33%      3.42%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 877-757-7424.

(*) The quoted returns reflect the performance of the Fund only from February 18, 2005 to August 31, 2005. Returns reflect the performance from January 3, 2001 to February 18, 2005 of the LEADER Balanced Fund, a series of LEADER Mutual Funds, and predecessor fund to the Regions Morgan Keegan Select LEADER Balanced Fund. On February 18, 2005, the LEADER Balanced Fund merged into the Regions Morgan Keegan Select LEADER Balanced Fund.

The performance shown for the Class A Shares prior to its inception on February 20, 2001 reflects the historical performance of the Class I Shares, and has been adjusted for the maximum sales charge applicable to the Class A Shares as well as Class A Shares 12b-1 fees.

HOW DID THE FUND PERFORM?

For the 12-month period ended August 31, 2005, the Fund's Class A Shares (without sales charges) posted a total return of 10.41%.(1) How did the Fund's return compare to the benchmark's return? The Fund underperformed the S&P 500 Index,(2) which posted a total return of 12.55% for the one-year period. The Fund's allocation to the fixed income market held back performance relative to the S&P 500 Index, as stocks significantly outperformed bonds for the 12 months.

WHAT WERE YOUR KEY STRATEGIES?

We continued to invest the majority of the Fund's assets in stocks, because we believed the economic climate favored the stock market over the bond market. Throughout the period, approximately 65% of the Fund's assets was invested in stocks and approximately 35% was invested in bonds and short-term investments.

HOW WAS THE FUND INVESTED?

Favorable sector allocations within the Fund's stock portfolio helped the Fund's overall performance. In particular, we maintained an overweight in the energy sector and an underweight in the financials sector. The soaring price of oil and rising short-term interest rates dictated these sector weightings. Higher oil prices pushed energy stocks higher, while the Federal Reserve's interest rate hikes put pressure on many banking stocks.

As of August 31, 2005, the Fund's stock portfolio was invested in 44 companies representing 19 industries. The Fund's 10 largest equity holdings represented approximately 26% of the portfolio.(3)

                      Sunoco, Inc. .....................5.1%
                      Exxon Mobil Corp .................2.9%
                      ConocoPhillips ...................2.6%
                      Lowe's Companies, Inc.............2.5%
                      ChevronTexaco Corp. ..............2.4%
                      Microsoft Corp. ..................2.1%
                      Devon Energy Corp ................2.1%
                      Bank of America Corp .............2.1%
                      Phelps Dodge Corp ................2.1%
                      UST, Inc. ........................2.0%

The Fund's bond portfolio was diversified among Treasuries, 6%; government agency securities, 8%; and corporate securities, 12%. In terms of quality, 15% of the portfolio was rated AAA, 3% was rated AA, and 8% was rated A. The portfolio's average maturity was 1.7 years.(3)

WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE FUND?

We believe the growing demand for oil combined with the lack of significant new supply sources warrant a continued overweight in the energy sector. Similarly, the Federal Reserve's tightening bias may cause us to continue underweighting the financials sector. If the Federal Reserve's interest rate policy leads to a slowdown in economic growth, we would expect the Fund's bond portfolio to enhance the Fund's overall return.

(1)  With the maximum sales charge of 5.50%, the total return was 4.32%.
(2) The S&P 500 Index is an unmanaged index generally indicative of the performance of large-cap U.S. stocks. Investors cannot invest directly in the index, but they can invest in its underlying securities.
(3)  The Fund's composition is subject to change.

                               REGIONS MORGAN KEEGAN SELECT LEADER BALANCED FUND

GROWTH OF A $10,000 INVESTMENT

                               Class A Shares                                 Lehman Brothers
                Class A        (exclusive of  Class I        Lipper Balanced  Government/Credit S&P 500
                Shares(*)      sales load)    Shares         Fund Index(1)    Bond Index(2)     Index(3)
                ---------      -------------- -------------- ---------------  ----------------- --------
1/3/2001        9452           10000          10000          10000            10000             10000
                9110           9639           9643           9499             10320             8815
                9097           9624           9634           9833             10351             9331
                9006           9529           9554           9087             10844             7962
12/31/2001      9178           9711           9743           9676             10850             8812
                9134           9664           9702           9735             10799             8837
                8811           9322           9367           9091             11204             7653
                8627           9127           9178           8194             11843             6332
12/31/2002      8907           9424           9482           8642             12048             6866
                8850           9364           9428           8483             12246             6649
                9547           10101          10176          9409             12678             7672
                9377           9921           10002          9602             12614             7875
12/31/2003      10169          10759          10865          10365            12610             8834
                10201          10793          10905          10612            12999             8983
                10154          10743          10852          10598            12587             9138
                10000          10580          10707          10617            13034             8967
12/31/2004      10293          10890          11027          11296            13139             9794
                10413          11017          11159          11153            13051             9584
                10449          11055          11216          11353            13500             9715
8/31/2005       10909          11542          11698          11639            13547             9984

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and assumes the reinvestment of dividends and capital gains in the Fund. The chart and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DA A QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 877-757-7424.

(*) Reflects the maximum sales load of 5.50%.

EQUITY SECTOR DIVERSIFICATION
AS OF 8/31/05

                                                        % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Energy ..............................................................    19.7%
Financials ..........................................................    12.0%
Consumer Staples ....................................................     9.3%
Information Technology ..............................................     6.1%
Health Care .........................................................     6.0%
Materials ...........................................................     4.5%
Industrials .........................................................     4.3%
Consumer Discretionary ..............................................     3.4%
                                                                         -----
Total ...............................................................    65.3%

FIXED INCOME DIVERSIFICATION
AS OF 8/31/05

                                                        % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Corporate Bonds .....................................................    11.8%
Short-Term Investments ..............................................     8.9%
Government and Agency Bonds .........................................     8.2%
U.S. Treasury Obligations ...........................................     5.8%
                                                                         -----
Total ...............................................................    34.7%

(+)  The Fund's composition is subject to change.

DEFINITION OF TERMS

(1) The Lipper Balanced Fund Index is an equally weighted index of the largest 30 funds within the balanced funds investment objective as defined by Lipper. The index is adjusted for the reinvestment of capital gains and income dividends.
(2) The Lehman Brothers Government/Credit Bond Index is generally representative of the total return of long-term government and corporate bonds.
(3) The S&P 500 Index is an unmanaged index generally indicative of the performance of large-cap U.S. stocks.

The above indices are unmanaged and their reported returns do not reflect the deduction of fees associated with a mutual fund, such as investment management fees, or the deduction of taxes. The Fund's performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT BOND FUND

                   PORTFOLIO MANAGERS: John B. Norris, Senior Vice President,
                                       Morgan Asset Management, Inc.
                                       Chad A. Stafko, Assistant Vice President,
                                       Morgan Asset Management, Inc.

OBJECTIVE AND STRATEGY

The Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund seeks to produce current income that is exempt from federal income tax consistent with preservation of capital. The Fund normally invests at least 80% of its assets in obligations producing income exempt from federal income taxation. These may include municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes. The Fund may invest up to 20% of its assets in U.S. government securities, money market instruments or "private activity" bonds.

INVESTMENT CONCERNS: Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. A portion of the Fund's income may be subject to the federal alternative minimum tax and/or certain state and local taxes. Q&A


                                                AVERAGE ANNUAL TOTAL RETURN
                                                  AS OF AUGUST 31, 2005(*)
                                                                      SINCE FUND
                                                                       INCEPTION
                                               1 YEAR      5 YEAR      (7/24/00)
--------------------------------------------------------------------------------
CLASS A SHARES
  exclusive of sales load                       1.08%      4.08%         4.22%
  with sales load
  (maximum 2.00%)                              -0.93%      3.65%         3.81%
--------------------------------------------------------------------------------
CLASS I SHARES                                  1.46%      4.36%         4.51%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 877-757-7424.

(*) The quoted returns reflect the performance of the Fund only from February 18, 2005 to August 31, 2005. Returns reflect the performance from July 24, 2000 to February 18, 2005 of the LEADER Tax-Exempt Bond Fund, a series of LEADER Mutual Funds, and predecessor fund to the Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund. On February 18, 2005, the LEADER Tax-Exempt Bond Fund merged into the Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund.

Class A Shares were initially offered for purchase effective September 1, 2000; however, no shareholder activity occurred until December
26, 2000. The performance shown for the Class A Shares prior to December 26, 2000 reflects the historical performance of the Class I Shares, and has been adjusted for the maximum sales charge applicable to the Class A Shares as well as Class A Shares 12b-1 fees.

HOW DID THE FUND PERFORM?

The Fund's Class A Shares (without sales charge) posted a total return of 1.08% for the one-year period ended August 31, 2005.(1) The Lehman Brothers 5-Year Municipal Bond Index returned 1.76%,(2) and the Lipper Intermediate Municipal Fund Index(3) returned 3.00% for the same period.

WHAT WERE YOUR KEY STRATEGIES DURING THE YEAR, AND HOW DID THEY AFFECT PERFORMANCE?

The Fund underperformed its benchmark for the one-year period, primarily due to the interest-rate volatility that surfaced during the year as well as reduced cash flows into the Fund. In particular, rates at the shortest end of the yield curve continued to increase, due to the Federal Reserve's tightening campaign, while rates in the intermediate- and long-term ranges declined or remained stable. In this unusual rate environment, our strategy of shortening the Fund's duration (sensitivity to interest rate changes) had a negative impact on relative performance. We expected rates across the board to move in step with the Federal Reserve's monetary policy, and therefore focused on shorter- term securities, which tend to experience less price depreciation in a rising-rate environment. But longer-term rates did not increase, and outperformed their shorter-term counterparts for the one-year period.

In general, state and local fiscal conditions were favorable, and the national economy continued to grow. We therefore overweighted revenue bonds relative to general obligation bonds.

HOW WAS THE FUND INVESTED?

As of August 31, 2005, 63.8% of the Fund's assets was invested in revenue bonds and 32.9% was invested in general obligation (GO) bonds. The balance was held in cash and cash equivalents.(4)

WHAT IS YOUR OUTLOOK?

We expect short-term interest rates to continue their upward trend, with longer-term rates eventually following suit. We therefore plan to keep the Fund's average maturity relatively short, focusing on variable-rate securities that should allow us to quickly take advantage of higher yields. This strategy also should help the Fund avoid some of the price declines associated with rising interest rates at the longer end of the yield curve.

(1)  With the maximum sales charge of 2.00%, the total return was -0.93%.
(2) The Lehman Brothers 5-Year Municipal Bond Index generally tracks bonds with a maturity range of four to six years.
(3) The Lipper Intermediate Municipal Fund Index is an equally weighted index of the largest 30 funds within the intermediate municipal funds investment objective as defined by Lipper. The index is adjusted for the reinvestment of capital gains and income dividends.
(4)  The Fund's composition is subject to change.

                        REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT BOND FUND

                                    [GRAPH]

GROWTH OF A $10,000 INVESTMENT

                                   Class A Shares
                    Class A        of (exclusive  Class I        Lipper Intermediate       Lehman Brothers 5-Year
                    Shares(*)      sales load)    Shares         Municipal Fund Index(1)   Municipal Bond Index(2)
                    ---------      -------------- -------        -----------------------   -----------------------
7/24/2000           9804           10000          10000          10000                     10000
                    9859           10056          10062          10094                     10091
12/31/2000          10221          10425          10439          10433                     10370
                    10450          10659          10668          10669                     10664
                    10494          10704          10722          10747                     10769
                    10764          10979          11014          11026                     11065
12/31/2001          10635          10848          10879          10933                     11014
                    10695          10909          10948          11013                     11077
                    11086          11308          11358          11402                     11533
                    11504          11734          11806          11843                     11933
12/31/2002          11492          11722          11802          11846                     12035
                    11579          11811          11900          11963                     12169
                    11795          12031          12128          12227                     12390
                    11811          12047          12142          12252                     12515
12/31/2003          11847          12084          12199          12363                     12532
                    11968          12208          12321          12506                     12692
                    11691          11925          12045          12260                     12419
                    12003          12243          12375          12626                     12771
12/31/2004          12035          12275          12429          12715                     12873
                    11872          12109          12257          12622                     12725
                    12099          12341          12512          12924                     12968
8/31/2005           12106          12348          12524          12965                     12979


The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and assumes the reinvestment of dividends and capital gains in the Fund. The chart and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 877-757-7424.

(*)Reflects the maximum sales load of 2.00%.

CREDIT QUALITY
AS OF 8/31/05

                                                          % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Aaa ....................................................................   64.0%
Aa1 ....................................................................    8.0%
Aa2 ....................................................................    210%
Aa3 ....................................................................     70%
                                                                          -----
Total ..................................................................  100.0%


ASSET ALLOCATION
AS OF 8/31/05

                                                          % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Revenue Bonds ..........................................................   63.8%
General Obligation Bonds ..............................................    32.9%
Short-Term Investments .................................................    3.3%
                                                                          -----
Total ..................................................................  100.0%

(+) The Fund's composition is subject to change.



DEFINITION OF TERMS

(1) The Lipper Intermediate Municipal Fund Index is an equally weighted index of the largest 30 funds within the intermediate municipal funds investment objective as defined by Lipper. The index is adjusted for the reinvestment of capital gains and income dividends.

(2) The Lehman Brothers 5-Year Municipal Bond Index generally tracks bonds with a maturity range of four to six years.

The above indices are unmanaged and their reported returns do not reflect the deduction of fees associated with a mutual fund, such as investment management fees, or the deduction of taxes. The Fund's performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

 REGIONS MORGAN KEEGAN SELECT LEADER INTERMEDIATE BOND FUND

                     PORTFOLIO MANAGERS: John B. Norris, Senior Vice President,
                                         Morgan Asset Management, Inc.
                                         Michael L. Smith, Senior Portfolio
                                         Manager,
                                         Morgan Asset Management, Inc.

OBJECTIVE AND STRATEGY

The Regions Morgan Keegan Select LEADER Intermediate Bond Fund seeks to produce current income consistent with preservation of capital. By limiting the maturity of its portfolio securities, the Fund seeks to moderate principal fluctuations. In addition, the Fund's Adviser seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions.

INVESTMENT CONCERNS: Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

Q&A

                                                   AVERAGE ANNUAL TOTAL RETURN
                                                     AS OF AUGUST 31, 2005(*)
                                                  1 YEAR     5 YEAR     10 YEAR
--------------------------------------------------------------------------------
CLASS A SHARES
  exclusive of sales load                           1.30%     5.33%       4.94%
  with sales load
  (maximum 2.00%)                                  -0.74%     4.92%       4.73%
--------------------------------------------------------------------------------
CLASS I SHARES                                      1.57%     5.56%       5.21%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 877-757-7424.

(*) The quoted returns reflect the performance of the Fund only from February 18, 2005 to August 31, 2005. Returns reflect the performance from September 1, 1995 to August 31, 2005 of the LEADER Intermediate Bond Fund, a series of LEADER Mutual Funds, and predecessor fund to the Regions Morgan Keegan Select LEADER Intermediate Bond Fund. On February 18, 2005, the LEADER Intermediate Bond Fund merged into the Regions Morgan Keegan Select LEADER Intermediate Bond Fund.

Class A Shares were initially offered for purchase effective September 1, 2000; however, no shareholder activity occurred until December 26, 2000. The performance shown for the Class A Shares prior to December 26, 2000 reflects the historical performance of the Class I Shares, and has been adjusted for the maximum sales charge applicable to the Class A Shares as well as Class A Shares 12b-1 fees.

HOW DID THE FUND PERFORM?

The Fund's Class A Shares (without sales charge) posted a total return of 1.30% for the 12 months ended August 31, 2005.(1) The Fund's benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index,(2) returned 2.55%. The Lipper Intermediate Investment Grade Index(3) returned 4.38% for the comparable period. The difference in returns is largely due to the underlying expense ratio of the Fund--charges that do not apply to the index.

WHAT WERE YOUR KEY STRATEGIES DURING THE YEAR, AND HOW DID THEY AFFECT PERFORMANCE?

Our primary strategy during the fiscal year was to reduce the Fund's exposure to lower-rated corporate credits, which outperformed during the previous 12-month period, and increase exposure to higher-quality bonds, which have outperformed throughout calendar year 2005. In addition, we traded some of the Fund's lower-rated credits for mortgage-backed securities, which performed well for the Fund during the one-year period.

We also maintained a "barbell" maturity structure, given our expectation for a flattening of the yield curve. As short-term interest rates headed upward, intermediate- and longer-term rates ended the fiscal year slightly lower. This flattening caused the spread, or difference in yields, between two-year and ten-year securities to narrow from 175 basis points on August 31, 2004, to 20 basis points on August 31, 2005. One end of our barbell favored securities with one- to two- year maturities, which helped the Fund participate in the rising yield environment, and the other end focused on the ten-year sector, which offered price advantages.

HOW WAS THE FUND INVESTED?

As of August 31, 2005, 9.8% of the portfolio was invested in Treasuries, 28.8% was invested in government agency securities, 42.1% was invested in corporate bonds, 18.1% was invested in mortgage backed securities, and 1.2% was in short-term investments.(4)

WHAT IS YOUR OUTLOOK FOR THE BOND MARKET?

Looking ahead, we expect economic growth to remain solid, but not overpowering, and inflation to remain contained. As such, interest rates should remain range-bound--perhaps 4% to 5% for the ten-year Treasury. We expect the Federal Reserve to increase the federal funds rate one or two more times before pausing to examine the tightening campaign's impact on overall economic growth. In terms of relative value, we believe the mortgage market remains more attractive than the corporate bond market. Nonetheless, we will take advantage of opportunities in the corporate market as they emerge.

(1)  With the maximum sales charge of 2.00%, the total return was -0.74%.
(2) The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.
(3) The Lipper Intermediate Investment Grade Index includes the 30 largest investment grade funds tracked by Lipper. The index's returns include net reinvested dividends.
(4)  The Fund's composition is subject to change.

                      REGIONS MORGAN KEEGAN SELECT LEADER INTERMEDIATE BOND FUND

                                    [GRAPH]

GROWTH OF A $10,000 INVESTMENT

                                   Class A Shares
                    Class A        (exclusive       Class I       Lipper Intermediate         Lehman Brothers Intermediate
                    Shares(*)      of sales load)   Shares        Investment Grade Index(1)   Government/Credit Bond Index(2)
                    ---------      --------------   -------       -------------------------   -------------------------------
8/31/1995           9800           10000            10000         10000                       10000
                    9869           10070            10073         10095                       10072
12/31/1995          10156          10363            10374         10518                       10427
                    10047          10252            10269         10331                       10340
                    10096          10302            10328         10375                       10405
                    10250          10459            10493         10567                       10589
12/31/1996          10473          10687            10729         10879                       10849
                    10450          10663            10714         10822                       10836
                    10739          10958            11018         11199                       11156
                    11014          11239            11309         11554                       11457
12/31/1997          11263          11493            11573         11834                       11702
                    11421          11654            11744         12018                       11885
                    11641          11879            11979         12280                       12109
                    12211          12460            12575         12752                       12652
12/31/1998          12149          12397            12521         12766                       12690
                    11990          12234            12366         12715                       12666
                    11726          11966            12103         12585                       12615
                    11751          11990            12138         12665                       12732
12/31/1999          11611          11848            12002         12641                       12739
                    11797          12037            12203         12890                       12930
                    11958          12202            12379         13058                       13149
                    12340          12592            12785         13440                       13527
12/31/2000          12954          13219            13420         13979                       14027
                    13419          13693            13889         14417                       14503
                    13421          13695            13886         14481                       14600
                    14095          14382            14592         15111                       15272
12/31/2001          13979          14264            14494         15128                       15285
                    13948          14232            14460         15117                       15251
                    14504          14800            15060         15506                       15793
                    15123          15431            15712         16041                       16508
12/31/2002          15348          15661            15946         16382                       16788
                    15457          15772            16071         16669                       17041
                    15906          16230            16537         17175                       17504
                    15782          16104            16432         17171                       17501
12/31/2003          15806          16129            16470         17269                       17511
                    16146          16476            16837         17702                       17945
                    15362          15676            16031         17272                       17492
                    15684          16004            16379         17795                       17965
12/31/2004          15710          16030            16419         18008                       18044
                    15497          15813            16207         17922                       17887
                    15827          16150            16563         18440                       18331
8/31/2005           15873          16196            16617         18525                       18391


The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and assumes the reinvestment of dividends and capital gains in the Fund. The chart and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 877-757-7424.

(*) Reflects the maximum sales load of 2.00%.

CREDIT QUALITY
AS OF 8/31/05
                                                          % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
AAA ..................................................................    11.4%
AA ...................................................................    12.9%
A ....................................................................    26.8%
BBB ..................................................................     2.5%
BB ...................................................................     3.6%
Agency ...............................................................    32.1%
Treasury .............................................................    10.7%
                                                                         ------
Total ................................................................   100.0%

(+)  The Fund's composition is subject to change.

ASSET ALLOCATION
AS OF 8/31/05

                                                          % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Corporate Bonds ......................................................    42.1%
Government and Agency Bonds ..........................................    28.8%
Collateralized Mortgage Obligations ..................................    18.1%
U.S. Treasury Obligations ............................................     9.8%
Short-Term Investments ...............................................     1.2%
                                                                         ------
Total ................................................................   100.0%


DEFINITION OF TERMS

(1) The Lipper Intermediate Investment Grade Index includes the 30 largest investment grade funds tracked by Lipper. The index's returns include net reinvested dividends.
(2) The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees, or the deduction of taxes. The Fund's performance does reflect the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT MONEY MARKET FUND

                   PORTFOLIO MANAGERS: John B. Norris, Senior Vice President,
                                       Morgan Asset Management, Inc.
                                       Chad A. Stafko, Assistant Vice President,
                                       Morgan Asset Management, Inc.

OBJECTIVE AND STRATEGY

The Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund seeks maximum current income exempt from federal income tax consistent with preservation of capital and liquidity. The Fund invests in high quality short-term tax-exempt money market instruments with maturities of 397 days or less.

INVESTMENT CONCERNS: A portion of the Fund's income may be subject to the federal alternative minimum tax and/or certain state and local taxes. An investment in the Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Q&A

The 7-day yield(1) for the Fund's Class I Shares was 1.90% as of August 31, 2005. For investors in the 35% federal income tax bracket, this tax- exempt yield translates to a taxable-equivalent yield of 2.92%.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 877-757-7424.

HOW DID THE FUND PERFORM?

The Fund's yield reflects the rising-interest-rate environment sparked by the Federal Reserve's rate-tightening campaign. Between September 1, 2004, and August 31, 2005, the Federal Reserve raised interest rates eight times, pushing the federal funds rate from 1.50% to 3.50%. This led to higher rates in the short-term tax-exempt market.

WHAT WERE YOUR KEY STRATEGIES?

We attempted to take advantage of the rising-rate environment by implementing a "barbell" maturity structure. At the shortest end of the tax-exempt money market yield curve, we focused on variable-rate notes with yields that reset weekly, monthly and quarterly. This allowed us to quickly capture higher rates when they became available. At the opposite end of the barbell, we invested in longer-dated paper (with maturities of approximately one year) to capture slightly higher yields. This strategy caused the Fund's average maturity to increase from 30 days on August 31, 2004, to 40 days on August 31, 2005.

MATURITY BREAKDOWN
AS OF 8/31/05

                                                          % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
1-14 Days ...........................................................     47.1%
15-29 Days ..........................................................      0.0%
30-59 Days ..........................................................     36.0%
60-179 Days .........................................................      9.8%
180-365 Days ........................................................      7.1%

(+)  The Fund's composition is subject to change.

(1) The yield more closely reflects the current earnings of the Fund than does the total return quotation. Certain fees of the Fund are currently being voluntarily waived, resulting in higher yields than would occur if full fees were charged.

                           REGIONS MORGAN KEEGAN SELECT LEADER MONEY MARKET FUND

                   Portfolio Managers: John B. Norris, Senior Vice President,
                                       Morgan Asset Management, Inc.
                                       Chad A. Stafko, Assistant Vice President,
                                       Morgan Asset Management, Inc.

OBJECTIVE AND STRATEGY

The Regions Morgan Keegan Select LEADER Money Market Fund seeks maximum current income consistent with preservation of capital and liquidity. The Fund invests in high quality, short-term money market instruments with remaining maturities of 397 days or less.

INVESTMENT CONCERNS: An investment in the Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Q&A

The 7-day yield(1) for the Fund's Class I Shares was 2.96% as of August
31, 2005.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 877-757-7424.

HOW DID THE FUND PERFORM?

The increase in the Fund's yield reflects the continued rise in short-term interest rates. The Federal Reserve continued its policy of "measured" rate hikes, which led to higher yields among money market securities.

WHAT WERE YOUR KEY STRATEGIES?

We attempted to take advantage of the rising-rate environment by implementing a "barbell" maturity structure. One end of the barbell focused on the shortest end of the tax-exempt money market yield curve. In particular, we emphasized variable-rate notes with yields that reset weekly, monthly and quarterly. This allowed us to quickly capture higher rates when they became available. At the opposite end of the barbell, we invested in longer-dated paper (with maturities of approximately one year) to capture slightly higher yields. This strategy caused the Fund's average maturity to increase slightly, from 51 days on August 31, 2004, to 54 days on August 31, 2005.

The Fund also benefited from investments in commercial paper. Specifically, we found value among commercial paper with extremely short maturities. There was little yield advantage to extending in the commercial paper market.

WHAT IS YOUR OUTLOOK?

The Federal Reserve may increase interest rates one or two more times before pausing to evaluate the overall impact of the tightening policy. Ultimately, economic growth may show some softening in 2006, which should put an end to the Federal Reserve's rate hikes. In fact, if the economy and housing market show significant slowdowns, it's possible the Federal Reserve may shift to a more accommodative stance in the second half of 2006. In the near term, we plan to keep the Fund's average maturity relatively short, to take advantage of the rising-rate environment. But in the months ahead, we may consider extending the Fund's maturity to pick up additional yield.

MATURITY BREAKDOWN
AS OF 8/31/05

                                                          % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
1-14 Days ..............................................................   61.4%
15-29 Days .............................................................    0.0%
30-59 Days .............................................................   13.8%
60-179 Days ............................................................   16.3%
180-365 Days ...........................................................    8.5%

(+)  The Fund's composition is subject to change.

(1) The yield more closely reflects the current earnings of the Fund than does the total return quotation. Certain fees of the Fund are currently being voluntarily waived, resulting in higher yields than would occur if full fees were charged.

REGIONS MORGAN KEEGAN SELECT LEADER GROWTH EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SECURITY DESCRIPTION             SHARES       VALUE
------------------------------------------------------
COMMON STOCKS -- 99.7%
AEROSPACE -- 2.9%
United Technologies Corp. .....  20,000    $ 1,000,000
                                           -----------
CHEMICALS -- 1.5%
Dow Chemical Co. ..............  12,000        518,400
                                           -----------
COMPUTER SOFTWARE -- 3.7%
Citrix Systems, Inc.*..........  20,000        476,000
Microsoft Corp. ...............  30,000        822,000
                                           -----------
                                             1,298,000
                                           -----------
COMPUTERS & BUSINESS EQUIPMENT -- 3.8%
Cisco Systems, Inc.*...........  20,000        352,400
Network Appliance, Inc.*.......  40,000        949,600
                                           -----------
                                             1,302,000
                                           -----------
COSMETICS & TOILETRIES -- 2.5%
Procter & Gamble Co. ..........  15,400        854,392
                                           -----------
DIVERSIFIED OPERATIONS -- 2.9%
General Electric Co. ..........  30,000      1,008,300
                                           -----------
DRUGS & HEALTHCARE -- 12.5%
Abbott Laboratories............  10,700        482,891
Caremark Rx, Inc.*.............  10,000        467,300
Genzyme Corp.*.................  15,000      1,067,550
Gilead Sciences, Inc.*.........  30,000      1,290,000
Invitrogen Corp.*..............  12,000      1,016,760
                                           -----------
                                             4,324,501
                                           -----------
ELECTRICAL EQUIPMENT -- 1.9%
Emerson Electric Co. ..........  10,000        672,800
                                           -----------
FINANCE & BANKING -- 4.1%
American Express Co. ..........  10,000        552,400
Bank of America Corp. .........  20,000        860,600
                                           -----------
                                             1,413,000
                                           -----------
FOOD & BEVERAGES -- 3.2%
PepsiCo, Inc. .................  12,000        658,200
Sysco Corp. ...................  14,000        467,320
                                           -----------
                                             1,125,520
                                           -----------
MACHINERY & EQUIPMENT -- 3.2%
Caterpillar, Inc. .............  20,000      1,109,800
                                           -----------
MEDICAL INSTRUMENTS -- 13.1%
Johnson & Johnson..............  12,000        760,680
Medtronic, Inc. ...............  12,700        723,900
St. Jude Medical, Inc.*........  34,000      1,560,600
Zimmer Holdings, Inc.*.........  18,000      1,479,060
                                           -----------
                                             4,524,240
                                           -----------
MINING -- 1.1%
Newmont Mining Corp. ..........  10,000        395,800
                                           -----------
OIL & GAS -- 19.7%
Apache Corp. ..................  10,000        716,200
BJ Services Co. ...............  10,000        630,800

SECURITY DESCRIPTION             SHARES       VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
OIL & GAS -- (CONTINUED)
Burlington Resources, Inc. ....  20,000    $ 1,475,800
ConocoPhillips.................  20,000      1,318,800
Exxon Mobil Corp. .............  14,000        838,600
GlobalSantaFe Corp. ...........  20,000        937,600
Schlumberger Ltd. .............  10,000        862,300
                                           -----------
                                             6,780,100
                                           -----------
RETAIL -- 7.9%
CVS Corp. .....................  26,000        763,620
Home Depot, Inc. ..............  10,000        403,200
Lowe's Companies, Inc. ........  16,000      1,028,960
Walgreen Co. ..................  12,000        555,960
                                           -----------
                                             2,751,740
                                           -----------
SEMICONDUCTORS -- 4.2%
Applied Materials, Inc. .......  30,000        549,300
Intel Corp. ...................  20,000        514,400
KLA-Tencor Corp. ..............   8,000        406,080
                                           -----------
                                             1,469,780
                                           -----------
STEEL -- 3.3%
Nucor Corp. ...................  20,000      1,129,600
                                           -----------
TELECOMMUNICATIONS -- 3.4%
QUALCOMM, Inc. ................  30,000      1,191,300
                                           -----------
TOBACCO -- 3.4%
Altria Group, Inc. ............  12,000        848,400
UST, Inc. .....................   8,000        340,480
                                           -----------
                                             1,188,880
                                           -----------
TRANSPORTATION SERVICES -- 1.4%
United Parcel Service, Inc.,
  Class B......................   7,000        496,230
                                           -----------
TOTAL COMMON STOCKS -- (Cost
  $27,225,283).........................     34,554,383
                                           -----------
SHORT TERM INVESTMENTS -- 0.2%
MUTUAL FUND -- 0.2%
Fidelity Institutional Money
  Market Portfolio.............  31,125         31,125
Fidelity Institutional Prime
  Money Market Portfolio.......  31,126         31,126
                                           -----------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $62,251).............................         62,251
                                           -----------
TOTAL INVESTMENTS -- (Cost
  $27,287,534)(a) -- 99.9%.............     34,616,634
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%..................         20,309
                                           -----------
NET ASSETS -- 100.0%...................    $34,636,943
                                           ===========

---------------

(a) Represents cost for financial reporting and is the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $7,893,437
Unrealized depreciation.....................................    (564,337)
                                                              ----------
Net unrealized appreciation.................................  $7,329,100
                                                              ==========

*  Represents non-income producing securities.

              See accompanying notes to the financial statements.

                        REGIONS MORGAN KEEGAN SELECT LEADER GROWTH & INCOME FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                 AUGUST 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SECURITY DESCRIPTION           SHARES        VALUE
------------------------------------------------------
COMMON STOCKS -- 99.2%
AEROSPACE -- 1.6%
United Technologies Corp. ...   40,000    $  2,000,000
                                          ------------
CHEMICALS -- 1.0%
Dow Chemical Co. ............   30,000       1,296,000
                                          ------------
COAL -- 0.9%
Peabody Energy Corp. ........   15,000       1,075,050
                                          ------------
COMPUTER SOFTWARE -- 2.7%
Microsoft Corp. .............  125,000       3,425,000
                                          ------------
COMPUTERS & BUSINESS EQUIPMENT -- 4.7%
Cisco Systems, Inc.*.........  160,000       2,819,200
Dell, Inc.*..................   85,000       3,026,000
                                          ------------
                                             5,845,200
                                          ------------
COSMETICS & TOILETRIES -- 2.9%
Procter & Gamble Co. ........   65,000       3,606,200
                                          ------------
DIVERSIFIED OPERATIONS -- 3.4%
General Electric Co. ........  125,000       4,201,250
                                          ------------
DRUGS & HEALTHCARE -- 4.8%
Bristol-Myers Squibb Co. ....  114,000       2,789,580
Gilead Sciences, Inc.*.......   75,000       3,225,000
                                          ------------
                                             6,014,580
                                          ------------
FINANCE & BANKING -- 15.8%
Bank of America Corp. .......  102,212       4,398,182
J.P. Morgan Chase & Co. .....   80,000       2,711,200
KeyCorp......................  100,000       3,312,000
Mellon Financial Corp. ......   36,600       1,187,670
U.S. Bancorp.................   50,000       1,461,000
Wachovia Corp. ..............   98,530       4,889,059
Wells Fargo & Co. ...........   30,200       1,800,524
                                          ------------
                                            19,759,635
                                          ------------
FOOD & BEVERAGES -- 2.3%
ConAgra Foods, Inc. .........  125,000       2,853,750
                                          ------------
HEALTHCARE PLANS -- 3.9%
CIGNA Corp. .................   10,000       1,153,200
Humana, Inc.*................   25,000       1,204,000
UnitedHealth Group, Inc. ....   50,000       2,575,000
                                          ------------
                                             4,932,200
                                          ------------
MEDICAL INSTRUMENTS -- 5.6%
Johnson & Johnson............   75,000       4,754,250
Medtronic, Inc. .............   40,000       2,280,000
                                          ------------
                                             7,034,250
                                          ------------
OIL & GAS -- 25.3%
ChevronTexaco Corp. .........  100,000       6,140,000
ConocoPhillips...............   75,000       4,945,500
Diamond Offshore Drilling,
  Inc. ......................   15,000         885,900
EnCana Corp. ................   15,000         737,850
Exxon Mobil Corp. ...........  100,000       5,990,000
Sunoco, Inc. ................  100,000       7,270,000

SECURITY DESCRIPTION           SHARES        VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
OIL & GAS -- (CONTINUED)
Transocean, Inc.*............   15,000    $    885,600
Valero Energy Corp. .........   46,322       4,933,293
                                          ------------
                                            31,788,143
                                          ------------
RAILROADS -- 2.1%
Burlington Northern Santa Fe
  Corp. .....................   50,000       2,651,000
                                          ------------
RESTAURANTS -- 0.8%
McDonald's Corp. ............   29,400         954,030
                                          ------------
RETAIL -- 5.4%
CVS Corp. ...................  100,000       2,937,000
Lowe's Companies, Inc. ......   60,000       3,858,600
                                          ------------
                                             6,795,600
                                          ------------
SEMICONDUCTORS -- 6.0%
Applied Materials, Inc. .....  200,000       3,662,000
Intel Corp. .................  150,000       3,858,000
                                          ------------
                                             7,520,000
                                          ------------
TELECOMMUNICATIONS -- 1.1%
Corning, Inc.*...............   70,000       1,397,200
                                          ------------
TOBACCO -- 6.2%
Altria Group, Inc. ..........   50,000       3,535,000
UST, Inc. ...................  100,000       4,256,000
                                          ------------
                                             7,791,000
                                          ------------
UTILITIES -- 2.7%
Southern Co. ................  100,000       3,440,000
                                          ------------
TOTAL COMMON STOCKS --
  (Cost $77,691,858)..................     124,380,088
                                          ------------
PREFERRED STOCKS -- 0.6%
FINANCE & BANKING -- 0.6%
Harris Preferred Capital,
  Series A, 7.375%...........   30,000         764,100
                                          ------------
TOTAL PREFERRED STOCKS --
  (Cost $750,000).....................         764,100
                                          ------------
SHORT TERM INVESTMENTS -- 0.5%
MUTUAL FUND -- 0.5%
Fidelity Institutional Money
  Market Portfolio...........  283,921         283,921
Fidelity Institutional Prime
  Money Market Portfolio.....  283,921         283,921
                                          ------------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $567,842)...........................         567,842
                                          ------------
TOTAL INVESTMENTS -- (Cost
  $79,009,700)(a) -- 100.3%...........     125,712,030
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.3)%....................        (321,266)
                                          ------------
NET ASSETS -- 100.0%..................    $125,390,764
                                          ============

---------------

(a) Represents cost for financial reporting and is the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $48,494,759
Unrealized depreciation.....................................   (1,792,429)
                                                              -----------
Net unrealized appreciation.................................  $46,702,330
                                                              ===========

*   Represents non-income producing securities.

              See accompanying notes to the financial statements.

REGIONS MORGAN KEEGAN SELECT LEADER BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


SECURITY DESCRIPTION           SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- 66.0%
AEROSPACE -- 2.0%
United Technologies
  Corp. ...................      20,000    $ 1,000,000
                                           -----------
BREWERY -- 1.3%
Anheuser-Busch Companies,
  Inc. ....................      15,000        664,650
                                           -----------
COMPUTER SOFTWARE -- 2.2%
Microsoft Corp. ...........      40,000      1,096,000
                                           -----------
COSMETICS & TOILETRIES -- 1.1%
Procter & Gamble Co. ......      10,000        554,800
                                           -----------
DIVERSIFIED OPERATIONS -- 1.5%
General Electric Co. ......      17,000        571,370
Textron, Inc. .............       3,000        213,900
                                           -----------
                                               785,270
                                           -----------
DRUGS & HEALTHCARE -- 2.2%
Abbott Laboratories........       6,000        270,780
Gilead Sciences, Inc.*.....      20,000        860,000
                                           -----------
                                             1,130,780
                                           -----------
E-COMMERCE & SERVICES -- 0.8%
eBay, Inc.*................      10,000        404,900
                                           -----------
FINANCE & BANKING -- 10.6%
American Express Co. ......      11,000        607,640
Bank of America Corp. .....      25,106      1,080,311
Citigroup, Inc. ...........      12,000        525,240
KeyCorp....................      15,000        496,800
Lehman Brothers Holdings,
  Inc. ....................       6,000        633,960
Wachovia Corp. ............      20,000        992,400
Wells Fargo & Co. .........      17,000      1,013,540
                                           -----------
                                             5,349,891
                                           -----------
FOOD & BEVERAGES -- 2.5%
ConAgra Foods, Inc. .......      25,000        570,750
PepsiCo, Inc. .............      13,000        713,050
                                           -----------
                                             1,283,800
                                           -----------
HEALTHCARE PLANS -- 0.9%
WellPoint, Inc.*...........       6,000        445,500
                                           -----------
INSURANCE -- 1.6%
AFLAC, Inc. ...............       8,000        345,760
American International
  Group, Inc. .............       8,000        473,600
                                           -----------
                                               819,360
                                           -----------
MACHINERY & EQUIPMENT -- 0.7%
Caterpillar, Inc. .........       6,000        332,940
                                           -----------

                              SHARES/
                             PRINCIPAL
SECURITY DESCRIPTION           AMOUNT         VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
MEDICAL INSTRUMENTS -- 3.0%
Johnson & Johnson..........      15,000    $   950,850
Medtronic, Inc. ...........      10,000        570,000
                                           -----------
                                             1,520,850
                                           -----------
MINING -- 4.5%
Barrick Gold Corp. ........      16,000        419,520
Newmont Mining Corp. ......      20,000        791,600
Phelps Dodge Corp. ........      10,000      1,075,300
                                           -----------
                                             2,286,420
                                           -----------
OIL & GAS -- 19.8%
Burlington Resources,
  Inc. ....................      10,000        737,900
ChevronTexaco Corp. .......      20,000      1,228,000
ConocoPhillips.............      20,000      1,318,800
Devon Energy Corp. ........      18,000      1,093,860
Exxon Mobil Corp. .........      25,000      1,497,500
GlobalSantaFe Corp. .......      20,000        937,600
Schlumberger Ltd. .........       7,500        646,725
Sunoco, Inc. ..............      36,000      2,617,200
                                           -----------
                                            10,077,585
                                           -----------
RETAIL -- 3.5%
Lowe's Companies, Inc. ....      20,000      1,286,200
Walgreen Co. ..............      10,000        463,300
                                           -----------
                                             1,749,500
                                           -----------
SEMICONDUCTORS -- 2.9%
Applied Materials, Inc. ...      24,000        439,440
Intel Corp. ...............      32,000        823,040
KLA-Tencor Corp. ..........       4,000        203,040
                                           -----------
                                             1,465,520
                                           -----------
TELECOMMUNICATIONS -- 1.2%
Motorola, Inc. ............      10,000        218,800
QUALCOMM, Inc. ............      10,000        397,100
                                           -----------
                                               615,900
                                           -----------
TOBACCO -- 3.7%
Altria Group, Inc. ........      12,000        848,400
UST, Inc. .................      24,000      1,021,440
                                           -----------
                                             1,869,840
                                           -----------
TOTAL COMMON STOCKS --
  (Cost $25,299,820)...................     33,453,506
                                           -----------
CORPORATE BONDS -- 11.9%
AEROSPACE -- 1.0%
United Technologies Corp.,
  4.875%, 11/1/2006........  $  500,000        504,155
                                           -----------
COMPUTERS & BUSINESS EQUIPMENT -- 1.0%
Hewlett-Packard Co., 5.50%,
  7/1/2007.................     500,000        511,121
                                           -----------

                                   continued

                               REGIONS MORGAN KEEGAN SELECT LEADER BALANCED FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                 AUGUST 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             PRINCIPAL
SECURITY DESCRIPTION           AMOUNT         VALUE
------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
DRUGS & HEALTHCARE -- 1.0%
Abbott Laboratories,
  5.625%, 7/1/2006.........  $  500,000    $   505,931
                                           -----------
FINANCE & BANKING -- 3.9%
Finance & Banking  -- 3.9%
General Electric Capital
  Corp., 2.85%,
  1/30/2006................     500,000        497,735
Goldman Sachs Group, Inc.,
  4.125%, 1/15/2008........     500,000        498,312
Morgan Stanley, 6.10%,
  4/15/2006................     500,000        505,579
National Rural
  Utilities Cooperative
  Finance Corp., 3.00%,
  2/15/2006................     500,000        497,958
                                           -----------
                                             1,999,584
                                           -----------
INSURANCE -- 1.0%
Allstate Corp., 5.375%,
  12/1/2006................     500,000        506,764
                                           -----------
MINING -- 1.0%
Alcoa, Inc., 4.25%,
  8/15/2007................     500,000        500,442
                                           -----------
OIL & GAS -- 1.0%
ConocoPhillips, 4.75%,
  10/15/2012...............     500,000        510,681
                                           -----------
RETAIL -- 1.0%
Wal-Mart Stores, Inc.,
  4.375%, 7/12/2007........     500,000        502,452
                                           -----------
TELECOMMUNICATIONS -- 1.0%
Verizon Global Funding
  Corp., 4.00%,
  1/15/2008................     500,000        497,379
                                           -----------
TOTAL CORPORATE BONDS --
  (Cost $6,096,769)....................      6,038,509
                                           -----------

                              SHARES/
                             PRINCIPAL
SECURITY DESCRIPTION           AMOUNT         VALUE
------------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- 8.2%
FANNIE MAE -- 6.1%
3.125%, 7/15/2006..........  $1,000,000    $   993,012
6.625%, 10/15/2007.........   1,000,000      1,051,807
6.00%, 5/15/2008...........   1,000,000      1,049,163
                                           -----------
                                             3,093,982
                                           -----------
FEDERAL HOME LOAN BANK -- 2.1%
6.21%, 6/2/2009............   1,000,000      1,073,336
                                           -----------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Cost $4,048,555)....................      4,167,318
                                           -----------
U.S. TREASURY OBLIGATIONS -- 5.9%
U.S. TREASURY NOTES -- 5.9%
2.75%, 6/30/2006...........   1,000,000        991,641
3.125%, 5/15/2007..........   2,000,000      1,976,954
                                           -----------
TOTAL U.S. TREASURY OBLIGATIONS --
  (Cost $3,002,726)....................      2,968,595
                                           -----------
SHORT TERM INVESTMENTS -- 8.9%
MUTUAL FUND -- 8.9%
Fidelity Institutional
  Money Market Portfolio...   2,267,854      2,267,854
Fidelity Institutional
  Prime Money Market
  Portfolio................   2,267,854      2,267,854
                                           -----------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $4,535,708)..........................      4,535,708
                                           -----------
TOTAL INVESTMENTS -- (Cost
  $42,983,578)(a) -- 100.9%............     51,163,636
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.9)%.....................       (480,979)
                                           -----------
NET ASSETS -- 100.0%...................    $50,682,657
                                           ===========

---------------

(a) Represents cost for financial reporting and is the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $8,833,895
Unrealized depreciation.....................................    (653,837)
                                                              ----------
Net unrealized appreciation.................................  $8,180,058
                                                              ==========

*   Represents non-income producing securities.

              See accompanying notes to the financial statements.

REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               PRINCIPAL
SECURITY DESCRIPTION            AMOUNT         VALUE
-------------------------------------------------------
MUNICIPAL BONDS -- 95.9%
ALASKA -- 3.6%
Anchorage, Alaska, General
  Obligation, Series A,
  5.625%, 9/1/2016, MBIA.....  $350,000     $   386,621
                                            -----------
ARKANSAS -- 2.4%
Arkansas State Development
  Finance Authority, Public
  Health Laboratory Project
  Revenue, 4.00%, 12/1/2011,
  AMBAC......................   250,000         258,640
                                            -----------
COLORADO -- 3.8%
Denver, Colorado, City &
  County Airport Revenue,
  Series E, 6.00%,
  11/15/2011, MBIA...........   350,000         399,354
                                            -----------
FLORIDA -- 3.1%
Palm Beach County, Florida,
  Solid Waste Authority
  Revenue, Series A, 6.00%,
  10/1/2009, AMBAC...........   300,000         330,720
                                            -----------
ILLINOIS -- 5.4%
Illinois Health Facilities
  Authority, Advocate Network
  Health Care Revenue,
  6.125%, 11/15/2022.........   500,000         569,160
                                            -----------
INDIANA -- 6.6%
Hamilton Southeastern,
  Indiana, Consolidated
  School Building Corp.
  Revenue, 4.871%
  7/1/2015(b), AMBAC.........   500,000         333,720
Indiana State Fair
  Commission, Fairgrounds
  Revenue, 4.10%, 1/1/2013,
  AMBAC......................   350,000         362,985
                                            -----------
                                                696,705
                                            -----------
KANSAS -- 3.1%
Kansas State Development
  Finance Authority,
  Department of Commerce &
  Housing Revenue, 5.00%,
  6/1/2011, MBIA.............   300,000         325,623
                                            -----------
KENTUCKY -- 5.3%
Kentucky State Property &
  Building Commission,
  Project No. 68 Revenue,
  5.75%, 10/1/2012...........   500,000         559,715
                                            -----------
MARYLAND -- 5.4%
Maryland State, State & Local
  Facilities, General
  Obligation, Series II,
  5.50%, 7/15/2013...........   500,000         572,965
                                            -----------

                               PRINCIPAL
SECURITY DESCRIPTION            AMOUNT         VALUE
-------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
MICHIGAN -- 2.6%
Michigan Public Power Agency,
  Combustion Turbine Project
  No. 1 Revenue, Series A,
  5.25%, 1/1/2012, AMBAC.....  $250,000     $   276,540
                                            -----------
NEBRASKA -- 7.9%
Omaha Public Power District,
  Nebraska Electric Revenue,
  Series B, 6.15%,
  2/1/2012...................   750,000         840,810
                                            -----------
NEVADA -- 8.5%
Clark County, Nevada Highway
  Improvement, Motor Vehicle
  Fuel Tax Revenue, 5.125%,
  7/1/2017, AMBAC............   480,000         523,329
Washoe County, Nevada,
  General Obligation, Series
  A, 5.50%, 11/1/2011,
  FGIC.......................   340,000         379,722
                                            -----------
                                                903,051
                                            -----------
NEW JERSEY -- 3.1%
North Jersey District Water
  Supply, Wanaque South
  Project Revenue, Series A,
  5.00%, 7/1/2012, MBIA......   300,000         329,556
                                            -----------
NEW MEXICO -- 2.0%
University of New Mexico,
  University Revenue, Series
  A, 5.00%, 6/1/2010.........   200,000         215,330
                                            -----------
NORTH CAROLINA -- 2.6%
North Carolina,
  Infrastructure Financial
  Corp., Correctional
  Facilities Lease Revenue,
  5.00%, 10/1/2011...........   250,000         272,910
                                            -----------
OREGON -- 4.9%
Salem-Keizer, Oregon, School
  District No. 24J, General
  Obligation, 5.10%,
  6/1/2012, FSA..............   500,000         525,075
                                            -----------
SOUTH DAKOTA -- 8.0%
Heartland Consumers Power
  District, South Dakota
  Electric Revenue, 6.375%,
  1/1/2016...................   530,000         603,893
South Dakota Housing
  Development Authority,
  Homeownership Mortgage
  Revenue, Series G, 3.45%,
  5/1/2010...................   250,000         247,765
                                            -----------
                                                851,658
                                            -----------

                                   continued

                        REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                 AUGUST 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               PRINCIPAL
SECURITY DESCRIPTION            AMOUNT         VALUE
-------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
TEXAS -- 10.0%
Austin, Texas, Public
  Improvement, General
  Obligation, 4.75%,
  9/1/2014...................  $500,000     $   515,710
San Antonio, Texas, General
  Obligation, Series A,
  5.25%, 2/1/2010............   500,000         540,059
                                            -----------
                                              1,055,769
                                            -----------
WASHINGTON -- 7.6%
Seattle, Washington,
  Municipal Light & Power
  Revenue, 5.00%, 3/1/2020,
  FSA........................   250,000         264,730
Washington State, General
  Obligation, Series B,
  5.50%, 5/1/2009............   500,000         539,505
                                            -----------
                                                804,235
                                            -----------
TOTAL MUNICIPAL BONDS --
 (Cost $9,626,631)......................     10,174,437
                                            -----------

SECURITY DESCRIPTION            SHARES         VALUE
-------------------------------------------------------
-------------------------------------------------------
SHORT TERM INVESTMENTS -- 3.2%
MUTUAL FUND -- 3.2%
Federated Tax-Free
  Obligations Fund...........   342,886     $   342,886
                                            -----------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $342,886).............................        342,886
                                            -----------
TOTAL INVESTMENTS -- (Cost
  $9,969,517)(a) -- 99.1%...............     10,517,323
OTHER ASSETS IN EXCESS OF LIABILITIES --
  0.9%..................................        100,510
                                            -----------
NET ASSETS -- 100.0%....................    $10,617,833
                                            ===========

---------------

(a) Represents cost for financial reporting and is the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $550,041
Unrealized depreciation.....................................    (2,235)
                                                              --------
Net unrealized appreciation.................................  $547,806
                                                              ========

(b) Discount Note. The rate disclosed represents effective yield at purchase.

AMBAC  --   Insured by American Municipal Bond Assurance Corp.
FGIC   --   Insured by Financial Guaranty Insurance Co.
FSA    --   Insured by Financial Security Assurance
MBIA   --   Insured by Municipal Bond Insurance Association

              See accompanying notes to the financial statements.

REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Tax-Exempt Bond Fund invests primarily in municipal debt instruments. The issuer's abilities to meet their obligations may be affected by economic developments in a specific industry or region. The Tax-Exempt Bond Fund had the following concentrations at August 31, 2005 (as a percentage of total investments):

Airports & Flying Services..................................   3.80%
Air, Water, & Solid Waste...................................   3.14%
Colleges & Universities.....................................   2.05%
Correctional Facilities.....................................   2.59%
Electric Distributing Equipment.............................   7.99%
Electric Services...........................................   5.74%
Elementary & Secondary Education............................   4.99%
Facilities Support Services.................................   5.32%
General Obligation..........................................  31.04%
Health Services.............................................   5.41%
Housing & Urban Development.................................  11.37%
Management Investment, Open-Ended...........................   3.26%
Regulation, Administration of Utilities.....................   5.15%
Schools & Educational Services..............................   3.17%
State Infrastructure........................................   4.98%

               See accompanying notes to the financial statements

                      REGIONS MORGAN KEEGAN SELECT LEADER INTERMEDIATE BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                 AUGUST 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             PRINCIPAL
SECURITY DESCRIPTION           AMOUNT         VALUE
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 18.0%
Countrywide Alternative
  Loan Trust,
  Series 2005-6CB, Class
  1A8, 5.50%, 4/25/2035....  $2,000,000    $ 2,032,179
DSLA Mortgage Loan Trust,
  Series 2004-AR3, Class
  2A2A, 3.96%,
  7/19/2044*...............   1,335,024      1,338,778
Fannie Mae, Series 2005-46,
  Class CE,
  5.00%, 3/25/2024.........     900,000        903,788
Fannie Mae, Series 2005-1,
  Class GE,
  5.00%, 7/25/2033.........   2,000,000      2,004,104
Freddie Mac, Series 2911,
  Class UE,
  5.00%, 6/15/2033.........   2,500,000      2,494,042
GSR Mortgage Loan Trust,
  Series 2004-7, Class 2A1,
  4.179%, 6/25/2034*.......   1,277,161      1,266,948
Master Adjustable Rate
  Mortgages Trust, Series
  2005-1, Class 9A1,
  5.32%, 1/25/2035*........   1,826,573      1,854,542
Merrill Lynch Mortgage
  Investors, Inc.,
  Series 2005-A1, Class
  2A1, 4.633%,
  12/25/2034*..............     898,547        898,827
Structured Adjustable Rate
  Mortgage Loan Trust,
  Series 2005-1, Class 5A2,
  5.269%, 2/25/2035*.......   2,265,174      2,282,163
                                           -----------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS -- (Cost $15,041,911)....     15,075,371
                                           -----------
CORPORATE BONDS -- 41.8%
AEROSPACE -- 6.4%
Honeywell International,
  Inc., 7.50%, 3/1/2010....   3,000,000      3,386,571
United Technologies Corp.,
  4.875%, 11/1/2006........   2,000,000      2,016,620
                                           -----------
                                             5,403,191
                                           -----------
AUTOMOBILES & TRUCKS -- 2.2%
General Motors Corp.,
  7.125%, 7/15/2013........   2,000,000      1,815,000
                                           -----------
CHEMICALS -- 2.4%
Chevron Phillips Chemical
  Co., 5.375%, 6/15/2007...   2,000,000      2,029,584
                                           -----------

                             PRINCIPAL
SECURITY DESCRIPTION           AMOUNT         VALUE
------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
CONSTRUCTION & HOUSING -- 1.5%
D.R. Horton, Inc., 5.25%,
  2/15/2015................  $1,300,000    $ 1,248,800
                                           -----------
DRUGS & HEALTHCARE -- 2.4%
Abbott Laboratories,
  5.625%, 7/1/2006.........   2,000,000      2,023,724
                                           -----------
FINANCE & BANKING -- 22.3%
American General Finance
  Corp., 4.625%,
  5/15/2009................   3,000,000      2,996,829
Bank of America Corp.,
  7.80%, 2/15/2010.........   3,000,000      3,402,722
J.P. Morgan Chase & Co.,
  7.00%, 11/15/2009........   2,000,000      2,192,092
Lehman Brothers Holdings,
  Inc., 8.25%, 6/15/2007...   3,000,000      3,199,089
Morgan Stanley, 6.875%,
  3/1/2007.................   3,000,000      3,110,856
National Rural Utilities
  Cooperative Finance
  Corp., 7.30%,
  9/15/2006................   1,000,000      1,031,947
Northern Trust Co., 7.10%,
  8/1/2009.................   1,500,000      1,641,635
Wachovia Corp., 6.375%,
  2/1/2009.................   1,000,000      1,061,186
                                           -----------
                                            18,636,356
                                           -----------
INSURANCE -- 2.4%
Allstate Corp., 5.375%,
  12/1/2006................   2,000,000      2,027,056
                                           -----------
RETAIL -- 0.9%
Albertson's, Inc., 7.45%,
  8/1/2029.................     700,000        788,372
                                           -----------
UTILITIES -- 1.3%
BellSouth Capital Funding
  Corp.,
  7.75%, 2/15/2010.........   1,000,000      1,129,315
                                           -----------
TOTAL CORPORATE BONDS --
  (Cost $35,076,324)...................     35,101,398
                                           -----------
GOVERNMENT AND AGENCY BONDS -- 28.6%
FEDERAL FARM CREDIT BANK -- 1.2%
4.15%, 4/7/2011............   1,000,000        985,024
                                           -----------
FEDERAL HOME LOAN BANK -- 3.5%
7.325%, 5/30/2007..........   1,000,000      1,053,850
7.375%, 2/12/2010..........   1,000,000      1,128,072
4.00%, 3/30/2012...........     800,000        787,698
                                           -----------
                                             2,969,620
                                           -----------

                                   continued

REGIONS MORGAN KEEGAN SELECT LEADER INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             PRINCIPAL
SECURITY DESCRIPTION           AMOUNT         VALUE
------------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
FREDDIE MAC -- 8.6%
7.10%, 4/10/2007...........  $2,000,000    $ 2,096,104
7.49%, 4/16/2012...........   1,000,000      1,061,756
5.25%, 11/5/2012...........   4,000,000      4,027,016
                                           -----------
                                             7,184,876
                                           -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 15.3%
5.50%, 10/15/2017..........   2,452,252      2,528,728
5.00%, 1/15/2019...........   2,670,073      2,714,960
5.00%, 9/15/2019...........   2,647,387      2,691,892
5.50%, 9/15/2019...........   2,508,814      2,587,054
5.50%, 11/15/2019..........   2,302,758      2,374,572
                                           -----------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Cost $23,794,510)...................     12,897,206
                                           -----------
                                            24,036,726
                                           -----------
U.S. TREASURY OBLIGATIONS -- 9.7%
U.S. TREASURY NOTES -- 9.7%
3.125%, 5/15/2007..........     700,000        691,934
4.00%, 2/15/2014...........   2,400,000      2,398,968
4.25%, 8/15/2014...........   3,000,000      3,050,508
4.25%, 11/15/2014..........   2,000,000      2,032,968
                                           -----------
TOTAL U.S. TREASURY OBLIGATIONS --
  (Cost $8,151,938)....................      8,174,378
                                           -----------

SECURITY DESCRIPTION           SHARES         VALUE
------------------------------------------------------
SHORT TERM INVESTMENTS -- 1.2%
MUTUAL FUND -- 1.2%
Fidelity Institutional
  Money Market Portfolio...     506,620    $   506,620
Fidelity Institutional
  Prime Money Market
  Portfolio................     506,620        506,620
                                           -----------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $1,013,240)..........................      1,013,240
                                           -----------
TOTAL INVESTMENTS -- (Cost
  $83,077,923)(a) -- 99.3%.............     83,401,113
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.7%..................        578,771
                                           -----------
NET ASSETS -- 100.0%...................    $83,979,884
                                           ===========

---------------

(a) Represents cost for financial reporting and is the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $ 952,537
Unrealized depreciation.....................................   (629,347)
                                                              ---------
Net unrealized appreciation.................................  $ 323,190
                                                              =========

* Variable Rate Instruments. The rate presented is the rate in effect at August 31, 2005. The maturity date reflected is the final maturity date; the interest rate will adjust periodically until maturity.

              See accompanying notes to the financial statements.

                REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT MONEY MARKET FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                 AUGUST 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             PRINCIPAL
SECURITY DESCRIPTION           AMOUNT         VALUE
------------------------------------------------------
COMMERCIAL PAPER -- 43.5%
ARIZONA -- 8.7%
Mesa, Arizona, 2.30%,
  10/3/2005................  $1,000,000    $ 1,000,000
Northern Arizona
  University, 4.00%,
  6/1/2006.................   1,050,000      1,059,194
                                           -----------
                                             2,059,194
                                           -----------
FLORIDA -- 6.4%
Florida Municipal Power,
  2.50%, 10/17/2005........   1,000,000      1,000,000
Kissimmee Utility, 2.40%,
  9/1/2005.................     500,000        500,000
                                           -----------
                                             1,500,000
                                           -----------
ILLINOIS -- 3.8%
Illinois Health Facilities
  Authority, 2.45%,
  10/3/2005................     900,000        900,000
                                           -----------
LOUISIANA -- 5.5%
Lafayette, Louisiana Public
  Improvement Sales Tax,
  3.50%, 3/1/2006..........     605,000        607,198
Louisiana Public Facilities
  Authority, 2.65%,
  10/17/2005...............     700,000        700,000
                                           -----------
                                             1,307,198
                                           -----------
MARYLAND -- 1.3%
Maryland Health & Higher
  Education Facilities,
  2.50%, 10/17/2005........     300,000        300,000
                                           -----------
NEVADA -- 3.4%
Las Vegas Water Authority,
  2.60%, 11/7/2005.........     800,000        800,000
                                           -----------
TEXAS -- 8.5%
Texas Public Finance,
  2.55%, 11/1/2005.........   1,000,000      1,000,000
University of Texas, 2.37%,
  10/4/2005................   1,000,000      1,000,000
                                           -----------
                                             2,000,000
                                           -----------
VIRGINIA -- 2.1%
Virginia Peninsula Ports,
  2.42%, 11/14/2005........     500,000        500,000
                                           -----------
WISCONSIN -- 3.8%
Wisconsin, General
  Obligation, 2.50%,
  10/17/2005...............     900,000        900,000
                                           -----------
TOTAL COMMERCIAL PAPER --
  (Cost $10,266,392)...................     10,266,392
                                           -----------

                             PRINCIPAL
SECURITY DESCRIPTION           AMOUNT         VALUE
------------------------------------------------------
MUNICIPAL BONDS -- 55.0%
ALABAMA -- 4.3%
Alabama Special Care
  Facility Financing
  Authority, Montgomery
  Hospital Revenue, 2.24%,
  4/1/2015*, FGIC..........  $1,000,000    $ 1,000,000
                                           -----------
COLORADO -- 4.3%
Colorado Health Facilities
  Authority Revenue,
  Exempla, Inc., Series B,
  2.40%, 1/1/2033*, LOC
  U.S. Bank N.A. ..........   1,000,000      1,000,000
                                           -----------
CONNECTICUT -- 4.2%
Connecticut State, General
  Obligation, Series A,
  2.39%, 3/1/2023*, SPA
  Dexia Credit Local.......   1,000,000      1,000,000
                                           -----------
INDIANA -- 4.2%
Indiana Health Facility
  Financing Authority,
  Clarian Health Partners,
  Inc. Hospital Revenue,
  Series I, 2.36%,
  3/1/2033*, SPA Bank of
  Nova Scotia..............   1,000,000      1,000,000
                                           -----------
KENTUCKY -- 2.4%
Mayfield, Kentucky, Multi-
  City Lease Revenue,
  2.68%, 7/1/2026*, LOC
  Fifth Third Bank.........     565,000        565,000
                                           -----------
MASSACHUSETTS -- 4.2%
Massachusetts State Health
  & Educational Facilities
  Authority Revenue, Series
  M-1, 2.43%, 7/1/2031*,
  LOC Citizens Bank of
  Massachusetts............   1,000,000      1,000,000
                                           -----------
MISSOURI -- 4.2%
Missouri State Highways &
  Transportation Commission
  State Road Revenue,
  2.24%, 5/1/2015*, LOC
  State Street Bank & Trust
  Co. .....................   1,000,000      1,000,000
                                           -----------
NORTH DAKOTA -- 1.4%
Fargo, North Dakota,
  Commercial Development,
  Kelly Inns Project
  Revenue, 2.64%,
  11/1/2015*, LOC U.S. Bank
  N.A. ....................     325,000        325,000
                                           -----------

                                   continued

REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             PRINCIPAL
SECURITY DESCRIPTION           AMOUNT         VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
OHIO -- 3.3%
Hamilton Ohio Electric
  Revenue, Series A, 2.50%,
  10/15/2005, FSA..........  $  780,000    $   780,000
                                           -----------
SOUTH DAKOTA -- 4.1%
South Dakota Housing
  Development Authority,
  Series C-2, 2.40%,
  5/1/2032*, SPA Landesbank
  Hessen...................     500,000        500,000
Watertown, South Dakota,
  Industrial Development,
  Ramkota, Inc. Project
  Revenue, 2.64%,
  8/1/2014*, LOC U.S. Bank
  N.A. ....................     455,000        455,000
                                           -----------
                                               955,000
                                           -----------
VERMONT -- 4.2%
Vermont, Industrial
  Development Authority,
  Hydroelectric Revenue,
  2.65%, 12/1/2013*, LOC
  Citizens Bank of
  Massachusetts............   1,000,000      1,000,000
                                           -----------
VIRGINIA -- 3.8%
Virginia Commonwealth
  Transportation Board,
  Federal Highway
  Reimbursement
  Anticipation Note, 5.50%,
  10/1/2005................     900,000        902,589
                                           -----------
WASHINGTON -- 2.1%
Washington State, General
  Obligation, Series 96A,
  2.24%, 6/1/2020*, SPA
  Landesbank Hessen........     500,000        500,000
                                           -----------

                              SHARES/
                             PRINCIPAL
SECURITY DESCRIPTION           AMOUNT         VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
WISCONSIN -- 5.3%
Milwaukee, Wisconsin,
  Industrial Development,
  839 N. Jefferson Street
  Project Revenue, Series
  A, 2.64%, 5/1/2010*, LOC
  Firstar Bank Milwaukee...  $  435,000    $   435,000
Wisconsin State Health &
  Educational Facilities
  Authority, Ministry
  Health Care Revenue,
  Series B, 2.39%,
  8/1/2029*, MBIA..........     800,000        800,000
                                           -----------
                                             1,235,000
                                           -----------
WYOMING -- 3.0%
Wyoming Community
  Development Authority,
  Series B, 2.47%,
  12/1/2033*...............     700,000        700,000
                                           -----------
TOTAL MUNICIPAL BONDS --
  (Cost $12,962,589)...................     12,962,589
                                           -----------
SHORT TERM INVESTMENTS -- 1.3%
MUTUAL FUND -- 1.3%
Goldman Sachs Financial
  Square Tax-Free Money
  Market Fund..............     302,318        302,318
                                           -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $302,318)......................        302,318
                                           -----------
TOTAL INVESTMENTS --
  (Cost $23,531,299)(a) -- 99.8%.......     23,531,299
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.2%..................         45,536
                                           -----------
NET ASSETS -- 100.0%...................    $23,576,835
                                           ===========

---------------

(a) Cost for federal income tax and financial reporting is the same.

* Variable Rate Instruments. The rate presented is the rate in effect at August 31, 2005. The maturity date reflected is the final maturity date; the interest rate will adjust periodically until maturity.

FGIC  --   Insured by Financial Guaranty Insurance Co.
FSA   --   Insured by Financial Security Assurance
LOC   --   Letter of Credit
MBIA  --   Insured by Municipal Bond Insurance Association
SPA   --   Standby Purchase Agreement

              See accompanying notes to the financial statements.

                REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT MONEY MARKET FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                 AUGUST 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Tax-Exempt Money Market Fund invests primarily in municipal debt instruments. The issuer's abilities to meet their obligations may be affected by economic developments in a specific industry or region. The Tax-Exempt Money Market Fund had the following concentrations at August 31, 2005 (as a percentage of total investments):

Air, Water & Solid Waste....................................   3.40%
Colleges & Universities.....................................  10.62%
Economic Development........................................  12.85%
Educational Facilities......................................   3.40%
Facilities Support Services.................................   2.40%
General Obligation..........................................  10.20%
Health Services.............................................   5.10%
Hospitals...................................................  12.75%
Housing & Urban Development.................................   2.97%
Industrial Revenue..........................................  17.25%
Management Investment, Open-Ended...........................   1.28%
Regulation, Administration of Utilities.....................   9.69%
State Infrastructure........................................   8.09%

              See accompanying notes to the financial statements.

REGIONS MORGAN KEEGAN SELECT LEADER MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             PRINCIPAL
SECURITY DESCRIPTION           AMOUNT         VALUE
------------------------------------------------------
COMMERCIAL PAPER -- 20.0%
AGRICULTURAL SERVICES -- 5.0%
Cargill, Inc., 3.54%,
  9/1/2005(b)..............  $4,000,000    $ 4,000,000
                                           -----------
FINANCE & BANKING -- 15.0%
Galleon Capital Corp.,
  3.55%, 9/1/2005(b)(c)....   4,000,000      4,000,000
General Electric Capital
  Corp., 3.56%,
  10/11/2005(b)............   4,000,000      3,984,178
HSBC Finance Corp., 3.49%,
  9/6/2005(b)..............   4,000,000      3,998,061
                                           -----------
                                            11,982,239
                                           -----------
TOTAL COMMERCIAL PAPER --
  (Cost $15,982,239)...................     15,982,239
                                           -----------
CORPORATE BONDS -- 20.9%
COMPUTERS & BUSINESS EQUIPMENT -- 5.0%
Hewlett-Packard Co.,
  3.375%, 12/15/2005.......   4,000,000      4,002,003
                                           -----------
CONSUMER PRODUCTS -- 2.5%
Unilever Capital Corp.,
  6.875%, 11/1/2005........   2,000,000      2,010,925
                                           -----------
DRUGS & HEALTHCARE -- 3.8%
Merck & Company, Inc.,
  4.726%, 2/22/2006(c)*....   3,000,000      3,019,364
                                           -----------
INSURANCE -- 5.0%
ASIF Global Finance XX,
  2.65%, 1/17/2006(c)......   4,000,000      3,991,204
                                           -----------
TRAFFIC MANAGEMENT SYSTEMS -- 4.6%
Liliha Parking Company, LP,
  4.20%, 8/1/2024*.........   3,680,000      3,680,000
                                           -----------
TOTAL CORPORATE BONDS --
  (Cost $16,703,496)...................     16,703,496
                                           -----------
TAXABLE MUNICIPAL BONDS -- 25.1%
COLORADO -- 8.8%
Colorado Housing & Finance
  Authority, Revenue,
  3.56%, 5/1/2041*, SPA
  Landesbank Hessen........   3,000,000      3,000,000
Colorado Housing & Finance
  Authority, Single Family
  Revenue, 3.56%,
  11/1/2035*...............   4,000,000      4,000,000
                                           -----------
                                             7,000,000
                                           -----------

                             PRINCIPAL
SECURITY DESCRIPTION           AMOUNT         VALUE
------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- (CONTINUED)
HAWAII -- 2.0%
St. Francis Healthcare
  Foundation, Hawaii,
  Revenue, 4.20%,
  8/1/2012*, LOC First
  Hawaiian Bank............  $1,625,000    $ 1,625,000
                                           -----------
LOUISIANA -- 3.9%
Louisiana Public Facilities
  Authority, Equipment
  Capital Facilities
  Revenue, 3.95%,
  7/1/2018*, LOC Hibernia
  National Bank............   3,155,000      3,155,000
                                           -----------
MASSACHUSETTS -- 1.6%
Massachusetts State Housing
  Finance Agency,
  Multi-Family Revenue,
  3.57%, 5/15/2031*, FNMA..   1,300,000      1,300,000
                                           -----------
NEVADA -- 3.4%
Nevada Housing Division,
  Multi-Family, Flamingo
  Apartment Revenue, Series
  B, 3.65%, 10/1/2026(c)*,
  LOC Heller Financial,
  Inc. ....................   1,175,000      1,175,000
Nevada Housing Division,
  Multi-Family, Fort Apache
  Apartment Revenue, Series
  B, 3.65%, 10/1/2026(c)*,
  LOC Heller Financial,
  Inc. ....................   1,520,000      1,520,000
                                           -----------
                                             2,695,000
                                           -----------
UTAH -- 5.4%
Utah Housing Corp., Single
  Family Mortgage Revenue,
  Series A-2, 3.56%,
  7/1/2033*, LOC
  Westdeutsche
  Landesbank...............   4,295,000      4,295,000
                                           -----------
TOTAL TAXABLE MUNICIPAL BONDS --
  (Cost $20,070,000)...................     20,070,000
                                           -----------
GOVERNMENT AND AGENCY BONDS -- 25.9%
FEDERAL FARM CREDIT BANK -- 6.3%
3.72%, 12/15/2005*.........   5,000,000      5,002,017
                                           -----------

                                   continued

                           REGIONS MORGAN KEEGAN SELECT LEADER MONEY MARKET FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                 AUGUST 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              SHARES/
                             PRINCIPAL
SECURITY DESCRIPTION           AMOUNT         VALUE
------------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
FEDERAL HOME LOAN BANK -- 19.6%
3.15%, 9/1/2005(b).........  $2,000,000    $ 2,000,000
3.64%, 6/30/2006...........   6,750,000      6,748,255
3.99%, 12/30/2008*.........   7,000,000      7,000,000
                                           -----------
                                            15,748,255
                                           -----------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Cost $20,750,272)...................     20,750,272
                                           -----------
SHORT TERM INVESTMENTS -- 7.8%
MUTUAL FUND -- 7.8%
Fidelity Institutional
  Money Market Portfolio...   3,135,497      3,135,497
Fidelity Institutional
  Prime Money Market
  Portfolio................   3,135,497      3,135,497
                                           -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $6,270,994)....................      6,270,994
                                           -----------
TOTAL INVESTMENTS --
  (Cost $79,777,001)(a) -- 99.7%.......     79,777,001
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.3%..................        202,294
                                           -----------
NET ASSETS -- 100.0%...................    $79,979,295
                                           ===========

---------------

(a) Cost for federal income tax and financial reporting is the same.

(b) Discount Note. The rate disclosed represents effective yield at purchase.

(c) Represents restricted securities purchased in reliance on an exemption from registration under the Securities Act of 1933, as amended (the "Act"). These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers per Rule 144A under the Act. The Adviser, using procedures approved by the Board of Trustees, has deemed these securities to be liquid. These restricted securities represent approximately 17.1% of net assets.

* Variable Rate Instruments. The rate presented is the rate in effect at August 31, 2005. The maturity date reflected is the final maturity date; the interest rate will adjust periodically until maturity.

FNMA  --   Insured by Federal National Mortgage Association
LOC   --   Letter of Credit
SPA   --   Standby Purchase Agreement

              See accompanying notes to the financial statements.

REGIONS MORGAN KEEGAN SELECT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                GROWTH        GROWTH &
                                                              EQUITY FUND   INCOME FUND
                                                              -----------   ------------
ASSETS:
Investments in securities, at cost..........................  $27,287,534   $ 79,009,700
                                                              ===========   ============
Investments in securities, at value.........................  $34,616,634   $125,712,030
Interest and dividends receivable...........................       50,335        409,240
Receivable for capital shares issued........................        1,326         35,383
Prepaid expenses............................................        1,425          1,599
                                                              -----------   ------------
  Total Assets..............................................   34,669,720    126,158,252
                                                              -----------   ------------
LIABILITIES:
Payable for capital shares redeemed.........................        1,097        658,167
Dividends payable...........................................           --             --
Accrued expenses:
  Advisory fees.............................................       20,652         79,388
  Administration fees.......................................        1,029          3,707
  Distribution fees -- Class A Shares.......................          357          1,275
  Other.....................................................        9,642         24,951
                                                              -----------   ------------
  Total Liabilities.........................................       32,777        767,488
                                                              -----------   ------------
NET ASSETS..................................................  $34,636,943   $125,390,764
                                                              ===========   ============
COMPOSITION OF NET ASSETS:
Paid-in capital.............................................  $26,200,998   $ 88,739,363
Accumulated net investment income...........................        7,353        268,183
Accumulated net realized gains/(losses) on investments......    1,099,492    (10,319,112)
Net unrealized appreciation on investments..................    7,329,100     46,702,330
                                                              -----------   ------------
NET ASSETS..................................................  $34,636,943   $125,390,764
                                                              ===========   ============
CLASS I SHARES (UNLIMITED NUMBER OF SHARES AUTHORIZED):
Net Assets..................................................  $32,987,907   $119,449,567
                                                              ===========   ============
Shares of beneficial interest outstanding, no par value.....    2,478,662      4,329,293
                                                              ===========   ============
Net asset value, offering and redemption price per share....  $     13.31   $      27.59
                                                              ===========   ============
CLASS A SHARES (UNLIMITED NUMBER OF SHARES AUTHORIZED):
Net Assets..................................................  $ 1,649,036   $  5,941,197
                                                              ===========   ============
Shares of beneficial interest outstanding, no par value.....      124,761        215,550
                                                              ===========   ============
Net asset value and redemption price per share..............  $     13.22   $      27.56
                                                              ===========   ============
Maximum Sales Charge........................................         5.50%          5.50%
                                                              ===========   ============
Maximum offering price (100%/(100%-Maximum Sales Charge) of
  net asset value adjusted to the nearest cent) per share...  $     13.99   $      29.16
                                                              ===========   ============

              See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          BALANCED         TAX-EXEMPT    INTERMEDIATE   TAX-EXEMPT MONEY   MONEY MARKET
                                            FUND            BOND FUND     BOND FUND       MARKET FUND          FUND
                                         -----------       -----------   ------------   ----------------   ------------
ASSETS:
Investments in securities, at cost...... $42,983,578       $9,969,517    $83,077,923      $23,531,299      $79,777,001
                                         ===========       ===========   ===========      ===========      ===========
Investments in securities, at value..... $51,163,636       $10,517,323   $83,401,113      $23,531,299      $79,777,001
Interest and dividends receivable.......     265,512          128,621        905,466           93,723          452,194
Receivable for capital shares issued....      89,909            2,741         36,722               --               --
Prepaid expenses........................       1,419            1,349          1,507            1,769            1,759
                                         -----------       -----------   -----------      -----------      -----------
  Total Assets..........................  51,520,476       10,650,034     84,344,808       23,626,791       80,230,954
                                         -----------       -----------   -----------      -----------      -----------
LIABILITIES:
Payable for capital shares redeemed.....     795,455               --         34,720               --               --
Dividends payable.......................          --           26,090        274,566           38,208          190,171
Accrued expenses:
  Advisory fees.........................      25,937               --         34,430            2,113           17,903
  Administration fees...................       1,520              321          2,526              733            2,465
  Distribution fees -- Class A Shares...         425              251            582              909           18,544
  Other.................................      14,482            5,539         18,100            7,993           22,576
                                         -----------       -----------   -----------      -----------      -----------
Total Liabilities.......................     837,819           32,201        364,924           49,956          251,659
                                         -----------       -----------   -----------      -----------      -----------
NET ASSETS.............................. $50,682,657       $10,617,833   $83,979,884      $23,576,835      $79,979,295
                                         ===========       ===========   ===========      ===========      ===========
COMPOSITION OF NET ASSETS:
Paid-in capital......................... $47,098,797       $9,986,748    $83,476,969      $23,577,741      $80,171,511
Accumulated net investment income.......     138,290               --             --               --               --
Accumulated net realized gains/(losses)
 on investments.........................  (4,734,488)          83,279        179,725             (906)        (192,216)
Net unrealized appreciation on
 investments............................   8,180,058          547,806        323,190               --               --
                                         -----------       -----------   -----------      -----------      -----------
NET ASSETS.............................. $50,682,657       $10,617,833   $83,979,884      $23,576,835      $79,979,295
                                         ===========       ===========   ===========      ===========      ===========
CLASS I SHARES (UNLIMITED NUMBER OF
 SHARES AUTHORIZED):
Net Assets.............................. $48,689,925       $9,441,377    $81,378,475      $15,551,776      $37,575,172
                                         ===========       ===========   ===========      ===========      ===========
Shares of beneficial interest
 outstanding, no par value..............   4,561,393          938,418      6,576,219       15,559,415       37,706,057
                                         ===========       ===========   ===========      ===========      ===========
Net asset value, offering and redemption
 price per share........................ $     10.67       $    10.06    $     12.37      $      1.00      $      1.00
                                         ===========       ===========   ===========      ===========      ===========
CLASS A SHARES (UNLIMITED NUMBER OF
 SHARES AUTHORIZED):
Net Assets.............................. $ 1,992,732       $1,176,456    $ 2,601,409      $ 8,025,059      $42,404,123
                                         ===========       ===========   ===========      ===========      ===========
Shares of beneficial interest
 outstanding, no par value..............     186,954          117,015        210,221        8,026,243       42,465,454
                                         ===========       ===========   ===========      ===========      ===========
Net asset value and redemption price per
 share.................................. $     10.66       $    10.05    $     12.37      $      1.00      $      1.00
                                         ===========       ===========   ===========      ===========      ===========
Maximum Sales Charge....................        5.50%            2.00%          2.00%              --               --
                                         ===========       ===========   ===========      ===========      ===========
Maximum offering price (100%/(100%-
 Maximum Sales Charge) of
   net asset value adjusted to the
     nearest cent) per share............ $     11.28       $    10.26    $     12.62      $      1.00      $      1.00
                                         ===========       ===========   ===========      ===========      ===========

REGIONS MORGAN KEEGAN SELECT FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                GROWTH       GROWTH &
                                                              EQUITY FUND   INCOME FUND
                                                              -----------   -----------
INVESTMENT INCOME:
Interest income.............................................  $       --    $        --
Dividend income.............................................     484,869      3,262,294
                                                              ----------    -----------
  Total Investment Income...................................     484,869      3,262,294
                                                              ----------    -----------
EXPENSES:
Advisory fees...............................................     278,743      1,013,877
Administration fees.........................................      54,808        198,106
Administrative service fees -- Class I Shares...............      49,225        187,709
Distribution fees -- Class A Shares.........................       9,489         22,098
Distribution fees -- Investor B Shares......................       1,595          5,143
Shareholder service fees -- Investor B Shares...............         532          1,714
Shareholder service fees -- Sweep Shares....................          --             --
Fund accounting fees and expenses...........................      49,841         51,710
Custodian fees and expenses.................................       8,365         18,881
Transfer agent fees and expenses............................      52,957        162,945
Trustees' fees and expenses.................................       3,521          9,467
State registration fees.....................................      10,638         11,829
Other.......................................................      32,474        105,345
                                                              ----------    -----------
  Total Expenses............................................     552,188      1,788,824
  Expenses voluntarily waived by the Adviser................     (18,583)            --
  Expenses voluntarily waived by the Administrator and its
    affiliates..............................................     (56,089)      (211,945)
                                                              ----------    -----------
  Net Expenses..............................................     477,516      1,576,879
                                                              ----------    -----------
NET INVESTMENT INCOME.......................................       7,353      1,685,415
                                                              ----------    -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investments..................   1,658,606     10,719,729
Change in unrealized appreciation/(depreciation) on
  investments...............................................   4,744,624      6,035,806
                                                              ----------    -----------
Net realized and unrealized gains/(losses) on investments...   6,403,230     16,755,535
                                                              ----------    -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $6,410,583    $18,440,950
                                                              ==========    ===========

              See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          BALANCED        TAX-EXEMPT   INTERMEDIATE   TAX-EXEMPT MONEY   MONEY MARKET
                                            FUND          BOND FUND     BOND FUND       MARKET FUND          FUND
                                         ----------       ----------   ------------   ----------------   ------------
INVESTMENT INCOME:

Interest income........................  $  556,170       $ 558,752    $ 4,261,147        $418,897        $3,925,783

Dividend income.......................      873,709           2,619         30,966           8,589           125,839
                                         ----------       ---------    -----------        --------        ----------

  Total Investment Income.............    1,429,879         561,371      4,292,113         427,486         4,051,622
                                         ----------       ---------    -----------        --------        ----------

EXPENSES:

Advisory fees.........................      424,030          67,433        476,724          85,797           658,947

Administration fees...................       76,976          20,141        139,797          30,844           247,893

Administrative service fees -- Class I
 Shares...............................       74,188          17,901        136,030          19,980           143,858

Distribution fees -- Class A Shares...        4,634           4,184         12,796          18,701           266,382

Distribution fees -- Investor B
 Shares...............................        3,527           4,796          2,842              --                --

Shareholder service fees -- Investor B
 Shares...............................        1,176           1,599            947              --                --

Shareholder service fees -- Sweep
 Shares...............................           --              --             --           1,322            16,349

Fund accounting fees and expenses.....       52,805          40,350         53,751          18,303            56,397

Custodian fees and expenses...........       10,875           3,909         14,416          11,192            28,509

Transfer agent fees and expenses......      141,686          44,948         85,611           2,017            77,449

Trustees' fees and expenses...........        4,396           2,096          7,110           2,516            12,642

State registration fees...............        8,558           9,280         10,564          19,306            20,048

Other.................................       40,916          14,891         82,894          17,058            89,862
                                         ----------       ---------    -----------        --------        ----------

Total Expenses........................      843,767         231,528      1,023,482         227,036         1,618,336

Expenses voluntarily waived by the
 Adviser..............................     (106,009)        (54,345)       (19,069)        (64,348)         (247,106)

Expenses voluntarily waived by the
 Administrator and its affiliates.....      (83,268)        (20,567)      (153,218)        (37,972)         (177,645)
                                         ----------       ---------    -----------        --------        ----------

Net Expenses..........................      654,490         156,616        851,195         124,716         1,193,585
                                         ----------       ---------    -----------        --------        ----------

NET INVESTMENT INCOME.................      775,389         404,755      3,440,918         302,770         2,858,037
                                         ----------       ---------    -----------        --------        ----------

REALIZED AND UNREALIZED GAINS/(LOSSES)
 ON INVESTMENTS:

Net realized gains/(losses) on
 investments..........................     (780,546)        146,031        718,838            (906)         (156,681)

Change in unrealized
 appreciation/(depreciation) on
 investments..........................    5,386,124        (383,900)    (2,798,058)             --                --
                                         ----------       ---------    -----------        --------        ----------

Net realized and unrealized
 gains/(losses) on investments........    4,605,578        (237,869)    (2,079,220)           (906)         (156,681)
                                         ----------       ---------    -----------        --------        ----------

CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS...........................   $5,380,967       $ 166,886    $ 1,361,698        $301,864        $2,701,356
                                         ==========       =========    ===========        ========        ==========

REGIONS MORGAN KEEGAN SELECT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                    GROWTH EQUITY FUND                 GROWTH & INCOME FUND
                                             ---------------------------------   ---------------------------------
                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                             AUGUST 31, 2005   AUGUST 31, 2004   AUGUST 31, 2005   AUGUST 31, 2004
                                             ---------------   ---------------   ---------------   ---------------
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income/(loss)...............   $      7,353       $  (203,372)     $  1,685,415      $  1,164,120
Net realized gains/(losses) on
  investments..............................      1,658,606          (386,043)       10,719,729        (1,671,218)
Change in unrealized
  appreciation/(depreciation) on
  investments..............................      4,744,624        (1,161,534)        6,035,806        13,136,348
                                              ------------       -----------      ------------      ------------
Change in net assets resulting from
  operations...............................      6,410,583        (1,750,949)       18,440,950        12,629,250
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income......................             --                --        (1,607,344)       (1,267,268)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income......................             --                --           (77,739)          (58,788)
DISTRIBUTIONS TO INVESTOR B SHAREHOLDERS
  FROM:
Net investment income......................             --                --            (3,718)           (1,018)
                                              ------------       -----------      ------------      ------------
Change in net assets from shareholder
  dividends................................             --                --        (1,688,801)       (1,327,074)
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions.............................    (14,680,805)       20,996,558       (42,007,282)       (7,758,695)
                                              ------------       -----------      ------------      ------------
CHANGE IN NET ASSETS.......................     (8,270,222)       19,245,609       (25,255,133)        3,543,481
NET ASSETS:
  Beginning of period......................     42,907,165        23,661,556       150,645,897       147,102,416
                                              ------------       -----------      ------------      ------------
  End of period............................   $ 34,636,943       $42,907,165      $125,390,764      $150,645,897
                                              ============       ===========      ============      ============
Accumulated Net Investment Income..........   $      7,353       $        --      $    268,183      $    271,569
                                              ============       ===========      ============      ============

              See accompanying notes to the financial statements.

                                              REGIONS MORGAN KEEGAN SELECT FUNDS
                                  STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                    GROWTH EQUITY FUND                 GROWTH & INCOME FUND
                                             ---------------------------------   ---------------------------------
                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                             AUGUST 31, 2005   AUGUST 31, 2004   AUGUST 31, 2005   AUGUST 31, 2004
                                             ---------------   ---------------   ---------------   ---------------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued..............   $  3,103,992       $19,787,807      $  9,801,691      $ 19,603,958
  Dividends reinvested.....................             --                --           767,364           544,833
  Cost of shares redeemed..................    (11,432,586)       (4,941,927)      (43,205,657)      (33,829,387)
                                              ------------       -----------      ------------      ------------
    Change.................................     (8,328,594)       14,845,880       (32,636,602)      (13,680,596)
                                              ------------       -----------      ------------      ------------
CLASS A SHARES:
  Proceeds from shares issued..............        218,809         7,122,398           459,573         8,297,827
  Proceeds from shares exchanged from
    Investor B.............................        418,931                --         1,086,974                --
  Dividends reinvested.....................             --                --            71,726            54,671
  Cost of shares redeemed..................     (6,542,937)       (1,357,351)       (9,419,785)       (3,456,594)
                                              ------------       -----------      ------------      ------------
    Change.................................     (5,905,197)        5,765,047        (7,801,512)        4,895,904
                                              ------------       -----------      ------------      ------------
INVESTOR B SHARES:
  Proceeds from shares issued..............          1,185           446,780             6,537         1,255,973
  Dividends reinvested.....................             --                --             3,628               980
  Cost of shares redeemed..................        (29,268)          (61,149)         (492,359)         (230,956)
  Cost of shares exchanged to Class A......       (418,931)               --        (1,086,974)               --
                                              ------------       -----------      ------------      ------------
    Change.................................       (447,014)          385,631        (1,569,168)        1,025,997
                                              ------------       -----------      ------------      ------------
Change in net assets from capital
  transactions.............................   $(14,680,805)      $20,996,558      $(42,007,282)     $ (7,758,695)
                                              ============       ===========      ============      ============
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued...................................        252,024         1,632,199           377,212           806,160
  Reinvested...............................             --                --            29,289            22,782
  Redeemed.................................       (928,851)         (413,310)       (1,668,748)       (1,381,149)
                                              ------------       -----------      ------------      ------------
    Change.................................       (676,827)        1,218,889        (1,262,247)         (552,207)
                                              ------------       -----------      ------------      ------------
CLASS A SHARES:
  Issued...................................         18,061           586,724            17,636           340,946
  Issued in connection with exchange from
    Investor B.............................         35,554                --            49,355                --
  Reinvested...............................             --                --             2,752             2,276
  Redeemed.................................       (532,472)         (115,418)         (364,731)         (141,013)
                                              ------------       -----------      ------------      ------------
    Change.................................       (478,857)          471,306          (294,988)          202,209
                                              ------------       -----------      ------------      ------------
INVESTOR B SHARES:
  Issued...................................             98            37,863               257            52,038
  Reinvested...............................             --                --               138                43
  Redeemed.................................         (2,448)           (5,326)          (19,609)           (9,507)
  Redeemed in connection with exchange to
    Class A................................        (36,031)               --           (49,700)               --
                                              ------------       -----------      ------------      ------------
    Change.................................        (38,381)           32,537           (68,914)           42,574
                                              ------------       -----------      ------------      ------------
Change from share transactions.............     (1,194,065)        1,722,732        (1,626,149)         (307,424)
                                              ============       ===========      ============      ============

              See accompanying notes to the financial statements.

REGIONS MORGAN KEEGAN SELECT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        BALANCED FUND
                                                              ---------------------------------
                                                                YEAR ENDED        YEAR ENDED
                                                              AUGUST 31, 2005   AUGUST 31, 2004
                                                              ---------------   ---------------
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income.......................................    $   775,389       $   488,870
Net realized gains/(losses) on investments..................       (780,546)          719,091
Change in unrealized appreciation/(depreciation) on
  investments...............................................      5,386,124         1,028,058
                                                                -----------       -----------
Change in net assets resulting from operations..............      5,380,967         2,236,019
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income.......................................       (728,192)         (599,298)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income.......................................        (18,003)           (9,649)
DISTRIBUTIONS TO INVESTOR B SHAREHOLDERS FROM:
Net investment income.......................................         (2,893)           (2,527)
                                                                -----------       -----------
Change in net assets from shareholder dividends.............       (749,088)         (611,474)
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions..............     (7,227,392)        3,812,219
                                                                -----------       -----------
CHANGE IN NET ASSETS........................................     (2,595,513)        5,436,764
NET ASSETS:
  Beginning of period.......................................     53,278,170        47,841,406
                                                                -----------       -----------
  End of period.............................................    $50,682,657       $53,278,170
                                                                ===========       ===========
Accumulated Net Investment Income...........................    $   138,290       $   111,989
                                                                ===========       ===========

              See accompanying notes to the financial statements.

                                              REGIONS MORGAN KEEGAN SELECT FUNDS
                                  STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        BALANCED FUND
                                                              ---------------------------------
                                                                YEAR ENDED        YEAR ENDED
                                                              AUGUST 31, 2005   AUGUST 31, 2004
                                                              ---------------   ---------------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...............................   $  5,121,432      $ 11,872,911
  Dividends reinvested......................................        727,077           594,687
  Cost of shares redeemed...................................    (12,366,702)      (10,013,233)
                                                               ------------      ------------
    Change..................................................     (6,518,193)        2,454,365
                                                               ------------      ------------
CLASS A SHARES:
  Proceeds from shares issued...............................        138,041           998,167
  Proceeds from shares exchanged from Investor B............        835,891                --
  Dividends reinvested......................................         17,791             9,218
  Cost of shares redeemed...................................       (624,346)         (353,147)
                                                               ------------      ------------
    Change..................................................        367,377           654,238
                                                               ------------      ------------
INVESTOR B SHARES:
  Proceeds from shares issued...............................         30,632         1,024,013
  Dividends reinvested......................................          2,757             2,333
  Cost of shares redeemed...................................       (274,074)         (322,730)
  Cost of shares exchanged to Class A.......................       (835,891)               --
                                                               ------------      ------------
    Change..................................................     (1,076,576)          703,616
                                                               ------------      ------------
Change in net assets from capital transactions..............   $ (7,227,392)     $  3,812,219
                                                               ============      ============
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................................        511,716         1,198,469
  Reinvested................................................         71,738            61,109
  Redeemed..................................................     (1,213,981)       (1,006,483)
                                                               ------------      ------------
    Change..................................................       (630,527)          253,095
                                                               ------------      ------------
CLASS A SHARES:
  Issued....................................................         13,726            99,806
  Issued in connection with exchange from Investor B........         87,492                --
  Reinvested................................................          1,755               945
  Redeemed..................................................        (61,331)          (35,686)
                                                               ------------      ------------
    Change..................................................         41,642            65,065
                                                               ------------      ------------
INVESTOR B SHARES:
  Issued....................................................          3,107           105,247
  Reinvested................................................            274               245
  Redeemed..................................................        (27,773)          (33,408)
  Redeemed in connection with exchange to Class A...........        (88,229)               --
                                                               ------------      ------------
    Change..................................................       (112,621)           72,084
                                                               ------------      ------------
Change from share transactions..............................       (701,506)          390,244
                                                               ============      ============

              See accompanying notes to the financial statements.

REGIONS MORGAN KEEGAN SELECT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                   TAX-EXEMPT BOND FUND               INTERMEDIATE BOND FUND
                                             ---------------------------------   ---------------------------------
                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                             AUGUST 31, 2005   AUGUST 31, 2004   AUGUST 31, 2005   AUGUST 31, 2004
                                             ---------------   ---------------   ---------------   ---------------
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income......................    $   404,755       $   558,533      $  3,440,918      $  4,418,843
Net realized gains/(losses) on
  investments..............................        146,031            86,448           718,838          (164,906)
Change in unrealized
  appreciation/(depreciation) on
  investments..............................       (383,900)           31,934        (2,798,058)       (1,310,526)
                                               -----------       -----------      ------------      ------------
Change in net assets resulting from
  operations...............................        166,886           676,915         1,361,698         2,943,411
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income......................       (348,256)         (450,007)       (3,358,749)       (4,153,950)
Net realized gains.........................       (112,023)         (118,150)               --          (320,761)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income......................        (42,943)          (66,209)         (155,596)         (274,256)
Net realized gains.........................        (14,970)          (15,500)               --           (20,476)
DISTRIBUTIONS TO INVESTOR B SHAREHOLDERS
  FROM:
Net investment income......................        (13,556)          (39,339)           (9,774)          (32,486)
Net realized gains.........................        (11,579)          (16,058)               --            (3,246)
                                               -----------       -----------      ------------      ------------
Change in net assets from shareholder
  dividends................................       (543,327)         (705,263)       (3,524,119)       (4,805,175)
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions.............................     (6,675,378)       (2,101,514)      (19,327,249)      (12,596,283)
                                               -----------       -----------      ------------      ------------
CHANGE IN NET ASSETS.......................     (7,051,819)       (2,129,862)      (21,489,670)      (14,458,047)
NET ASSETS:
  Beginning of period......................     17,669,652        19,799,514       105,469,554       119,927,601
                                               -----------       -----------      ------------      ------------
  End of period............................    $10,617,833       $17,669,652      $ 83,979,884      $105,469,554
                                               ===========       ===========      ============      ============
Accumulated Net Investment Income..........    $        --       $        --      $         --      $     10,432
                                               ===========       ===========      ============      ============

              See accompanying notes to the financial statements.

                                              REGIONS MORGAN KEEGAN SELECT FUNDS
                                  STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                   TAX-EXEMPT BOND FUND               INTERMEDIATE BOND FUND
                                             ---------------------------------   ---------------------------------
                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                             AUGUST 31, 2005   AUGUST 31, 2004   AUGUST 31, 2005   AUGUST 31, 2004
                                             ---------------   ---------------   ---------------   ---------------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued..............    $   747,757       $ 1,905,886      $ 14,338,830      $ 15,119,187
  Dividends reinvested.....................         47,808            23,747           666,704           648,618
  Cost of shares redeemed..................     (4,303,870)       (4,737,048)      (28,300,827)      (31,317,310)
                                               -----------       -----------      ------------      ------------
    Change.................................     (3,508,305)       (2,807,415)      (13,295,293)      (15,549,505)
                                               -----------       -----------      ------------      ------------
CLASS A SHARES:
  Proceeds from shares issued..............         54,526         1,613,480           689,118         7,121,958
  Proceeds from shares exchanged from
    Investor B.............................      1,284,277                --           751,409                --
  Dividends reinvested.....................         58,240            76,753           154,248           262,928
  Cost of shares redeemed..................     (2,869,379)         (585,802)       (6,607,450)       (4,324,180)
                                               -----------       -----------      ------------      ------------
    Change.................................     (1,472,336)        1,104,431        (5,012,675)        3,060,706
                                               -----------       -----------      ------------      ------------
INVESTOR B SHARES:
  Proceeds from shares issued..............             --            35,008                90           111,924
  Dividends reinvested.....................         20,896            46,186            10,482            31,245
  Cost of shares redeemed..................       (431,356)         (479,724)         (278,444)         (250,653)
  Cost of shares exchanged to Class A......     (1,284,277)               --          (751,409)               --
                                               -----------       -----------      ------------      ------------
    Change.................................     (1,694,737)         (398,530)       (1,019,281)         (107,484)
                                               -----------       -----------      ------------      ------------
Change in net assets from capital
  transactions.............................    $(6,675,378)      $(2,101,514)     $(19,327,249)     $(12,596,283)
                                               ===========       ===========      ============      ============
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued...................................         73,099           183,490         1,143,803         1,175,611
  Reinvested...............................          4,739             2,298            53,777            50,243
  Redeemed.................................       (423,915)         (460,186)       (2,272,642)       (2,415,932)
                                               -----------       -----------      ------------      ------------
    Change.................................       (346,077)         (274,398)       (1,075,062)       (1,190,078)
                                               -----------       -----------      ------------      ------------
CLASS A SHARES:
  Issued...................................          5,368           155,071            54,724           548,053
  Issued in connection with exchange from
    Investor B.............................        120,907                --            55,618                --
  Reinvested...............................          5,725             7,446            12,352            20,422
  Redeemed.................................       (281,832)          (57,414)         (528,752)         (336,490)
                                               -----------       -----------      ------------      ------------
    Change.................................       (149,832)          105,103          (406,058)          231,985
                                               -----------       -----------      ------------      ------------
INVESTOR B SHARES:
  Issued...................................             --             3,372                 7             8,692
  Reinvested...............................          2,047             4,472               838             2,430
  Redeemed.................................        (41,869)          (46,817)          (22,208)          (19,635)
  Redeemed in connection with exchange to
    Class A................................       (120,947)               --           (55,866)               --
                                               -----------       -----------      ------------      ------------
    Change.................................       (160,769)          (38,973)          (77,229)           (8,513)
                                               -----------       -----------      ------------      ------------
Change from share transactions.............       (656,678)         (208,268)       (1,558,349)         (966,606)
                                               ===========       ===========      ============      ============

              See accompanying notes to the financial statements.

REGIONS MORGAN KEEGAN SELECT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                               TAX-EXEMPT MONEY MARKET FUND              MONEY MARKET FUND
                                             ---------------------------------   ---------------------------------
                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                             AUGUST 31, 2005   AUGUST 31, 2004   AUGUST 31, 2005   AUGUST 31, 2004
                                             ---------------   ---------------   ---------------   ---------------
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income......................    $   302,770       $    70,425      $   2,858,037     $  1,122,650
Net realized losses on investments.........           (906)               --           (156,681)         (14,132)
                                               -----------       -----------      -------------     ------------
Change in net assets resulting from
  operations...............................        301,864            70,425          2,701,356        1,108,518
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income......................       (245,153)          (63,931)        (2,013,410)        (863,114)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income......................        (52,852)           (3,556)          (774,014)        (164,204)
DISTRIBUTIONS TO SWEEP SHAREHOLDERS FROM:
Net investment income......................         (4,765)           (2,060)           (70,613)         (95,587)
                                               -----------       -----------      -------------     ------------
Change in net assets from shareholder
  dividends................................       (302,770)          (69,547)        (2,858,037)      (1,122,905)
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions.............................      3,212,318        (5,313,246)      (135,910,588)     (15,504,675)
                                               -----------       -----------      -------------     ------------
CHANGE IN NET ASSETS.......................      3,211,412        (5,312,368)      (136,067,269)     (15,519,062)
NET ASSETS:
  Beginning of period......................     20,365,423        25,677,791        216,046,564      231,565,626
                                               -----------       -----------      -------------     ------------
  End of period............................    $23,576,835       $20,365,423      $  79,979,295     $216,046,564
                                               ===========       ===========      =============     ============
Accumulated Net Investment Income..........    $        --       $        --      $          --     $         --
                                               ===========       ===========      =============     ============

              See accompanying notes to the financial statements.

                                              REGIONS MORGAN KEEGAN SELECT FUNDS
                                  STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                               TAX-EXEMPT MONEY MARKET FUND              MONEY MARKET FUND
                                             ---------------------------------   ---------------------------------
                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                             AUGUST 31, 2005   AUGUST 31, 2004   AUGUST 31, 2005   AUGUST 31, 2004
                                             ---------------   ---------------   ---------------   ---------------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued..............   $ 25,211,429      $ 35,907,378      $ 429,595,054     $ 435,385,859
  Proceeds from shares exchanged from Sweep
    Shares.................................      1,109,008                --          4,729,282                --
  Dividends reinvested.....................         28,398                --            440,322           153,875
  Cost of shares redeemed..................    (28,219,883)      (41,320,564)      (517,099,742)     (431,898,235)
                                              ------------      ------------      -------------     -------------
    Change.................................     (1,871,048)       (5,413,186)       (82,335,084)        3,641,499
                                              ------------      ------------      -------------     -------------
CLASS A SHARES:
  Proceeds from shares issued..............     20,432,135        21,091,421         49,384,859       164,472,391
  Dividends reinvested.....................         41,260             3,358            715,384           146,017
  Cost of shares redeemed..................    (14,281,021)      (20,994,110)       (75,946,466)     (189,763,853)
                                              ------------      ------------      -------------     -------------
    Change.................................      6,192,374           100,669        (25,846,223)      (25,145,445)
                                              ------------      ------------      -------------     -------------
SWEEP SHARES:
  Proceeds from shares issued..............             --                --                 --       130,000,000
  Dividends reinvested.....................            836                --              4,605                --
  Cost of shares redeemed..................           (836)             (729)       (23,004,604)     (124,000,729)
  Cost of shares exchanged to Class I......     (1,109,008)               --         (4,729,282)               --
                                              ------------      ------------      -------------     -------------
    Change.................................     (1,109,008)             (729)       (27,729,281)        5,999,271
                                              ------------      ------------      -------------     -------------
Change in net assets from capital
  transactions.............................   $  3,212,318      $ (5,313,246)     $(135,910,588)    $ (15,504,675)
                                              ============      ============      =============     =============
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued...................................     25,211,429        35,907,378        429,595,054       435,385,859
  Issued in connection with exchange from
    Sweep Shares...........................      1,109,281                --          4,729,282                --
  Reinvested...............................         28,398                --            440,322           153,875
  Redeemed.................................    (28,219,883)      (41,320,564)      (517,099,742)     (431,898,235)
                                              ------------      ------------      -------------     -------------
    Change.................................     (1,870,775)       (5,413,186)       (82,335,084)        3,641,499
                                              ------------      ------------      -------------     -------------
CLASS A SHARES:
  Issued...................................     20,432,135        21,091,421         49,384,859       164,472,391
  Reinvested...............................         41,260             3,358            715,384           146,017
  Redeemed.................................    (14,281,021)      (20,994,110)       (75,946,466)     (189,763,853)
                                              ------------      ------------      -------------     -------------
    Change.................................      6,192,374           100,669        (25,846,223)      (25,145,445)
                                              ------------      ------------      -------------     -------------
SWEEP SHARES:
  Issued...................................             --                --                 --       130,000,000
  Reinvested...............................            836                --              4,605                --
  Redeemed.................................           (836)             (729)       (23,004,604)     (124,000,729)
  Redeemed in connection with exchange to
    Class I................................     (1,109,281)               --         (4,729,282)               --
                                              ------------      ------------      -------------     -------------
    Change.................................     (1,109,281)             (729)       (27,729,281)        5,999,271
                                              ------------      ------------      -------------     -------------
Change from share transactions.............      3,212,318        (5,313,246)      (135,910,588)      (15,504,675)
                                              ============      ============      =============     =============

              See accompanying notes to the financial statements.

REGIONS MORGAN KEEGAN SELECT FUNDS
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               INVESTMENT ACTIVITIES                       LESS DIVIDENDS FROM:
                                                           ------------------------------                ------------------------
                                               NET ASSET                    NET REALIZED      TOTAL                       NET
                                                VALUE,          NET        AND UNREALIZED      FROM         NET        REALIZED
                                               BEGINNING    INVESTMENT     GAINS/(LOSSES)   INVESTMENT   INVESTMENT    GAINS ON
                                               OF PERIOD   INCOME/(LOSS)   ON INVESTMENTS   ACTIVITIES     INCOME     INVESTMENTS
                                               ---------   -------------   --------------   ----------   ----------   -----------
CLASS I SHARES
GROWTH EQUITY FUND
Year Ended August 31, 2005...................   $11.31        $ 0.01           $ 1.99         $ 2.00       $   --       $   --
Year Ended August 31, 2004...................    11.41         (0.06)(f)        (0.04)(f)      (0.10)          --           --
Period Ended August 31, 2003(1)..............    10.00         (0.01)            1.43           1.42        (0.01)          --
GROWTH & INCOME FUND
Year Ended August 31, 2005...................    24.42          0.34             3.16           3.50        (0.33)          --
Year Ended August 31, 2004...................    22.71          0.19(f)          1.73(f)        1.92        (0.21)          --
Year Ended August 31, 2003...................    21.17          0.25             1.54           1.79        (0.25)          --
Year Ended August 31, 2002...................    25.55          0.22            (4.38)         (4.16)       (0.22)          --
Year Ended August 31, 2001...................    34.97          0.27            (8.52)         (8.25)       (0.29)       (0.88)
BALANCED FUND
Year Ended August 31, 2005...................     9.78          0.15             0.89           1.04        (0.15)          --
Year Ended August 31, 2004...................     9.46          0.10             0.34           0.44        (0.12)          --
Year Ended August 31, 2003...................     9.09          0.22             0.38           0.60        (0.23)          --
Year Ended August 31, 2002...................     9.53          0.23            (0.43)         (0.20)       (0.24)          --
Period Ended August 31, 2001(2)..............    10.00          0.20            (0.53)         (0.33)       (0.14)          --
TAX-EXEMPT BOND FUND
Year Ended August 31, 2005...................    10.32          0.31            (0.17)          0.14        (0.31)       (0.09)
Year Ended August 31, 2004...................    10.31          0.31             0.09           0.40        (0.31)       (0.08)
Year Ended August 31, 2003...................    10.44          0.37            (0.12)          0.25        (0.37)       (0.01)
Year Ended August 31, 2002...................    10.44          0.42             0.10           0.52        (0.42)       (0.10)
Year Ended August 31, 2001...................    10.07          0.45             0.43           0.88        (0.45)       (0.06)
INTERMEDIATE BOND FUND
Year Ended August 31, 2005...................    12.64          0.45            (0.26)          0.19        (0.46)          --
Year Ended August 31, 2004...................    12.88          0.50            (0.19)          0.31        (0.51)       (0.04)
Year Ended August 31, 2003...................    13.13          0.52            (0.13)          0.39        (0.57)       (0.07)
Year Ended August 31, 2002...................    12.79          0.67             0.34           1.01        (0.67)          --
Year Ended August 31, 2001...................    11.97          0.72             0.82           1.54        (0.72)          --
TAX-EXEMPT MONEY MARKET FUND
Year Ended August 31, 2005...................     1.00          0.01               --(e)        0.01        (0.01)          --
Year Ended August 31, 2004...................     1.00            --(e)            --             --(e)        --(e)        --
Year Ended August 31, 2003...................     1.00          0.01               --           0.01        (0.01)          --
Year Ended August 31, 2002...................     1.00          0.01               --(e)        0.01        (0.01)          --
Period Ended August 31, 2001(3)..............     1.00          0.03               --(e)        0.03        (0.03)          --
MONEY MARKET FUND
Year Ended August 31, 2005...................     1.00          0.02               --(e)        0.02        (0.02)          --
Year Ended August 31, 2004...................     1.00          0.01               --(e)        0.01        (0.01)          --
Year Ended August 31, 2003...................     1.00          0.01               --(e)        0.01        (0.01)          --
Year Ended August 31, 2002...................     1.00          0.02               --(e)        0.02        (0.02)          --
Year Ended August 31, 2001...................     1.00          0.05               --(e)        0.05        (0.05)          --

---------------

(1)  From the commencement of operations on December 9, 2002.
(2)  From the commencement of operations on January 3, 2001.
(3)  From the commencement of operations on September 6, 2000.

(a) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(b) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)  Not annualized for periods less than one year.
(d)  Annualized for periods less than one year.
(e)  Amount less than $0.005.
(f) Per share data calculated using average shares for the period.

              See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                             RATIOS/SUPPLEMENTAL DATA
                                                                                  ----------------------------------------------
                                                          NET ASSET               NET ASSETS,        NET         NET INVESTMENT
                                                           VALUE,                   END OF       EXPENSES TO    INCOME/(LOSS) TO
                                            TOTAL          END OF       TOTAL       PERIOD         AVERAGE          AVERAGE
                                          DIVIDENDS        PERIOD     RETURN(c)     (000'S)     NET ASSETS(d)    NET ASSETS(d)
                                          ---------       ---------   ---------   -----------   -------------   ----------------
CLASS I SHARES
GROWTH EQUITY FUND
YEAR ENDED AUGUST 31, 2005                 $   --          $13.31       17.68%     $ 32,988         1.26%             0.04%
YEAR ENDED AUGUST 31, 2004                     --           11.31       (0.88)%      35,683         1.17%            (0.47)%
PERIOD ENDED AUGUST 31, 2003(1)             (0.01)          11.41       14.18%       22,088         1.27%            (0.25)%
GROWTH & INCOME FUND
Year Ended August 31, 2005                  (0.33)          27.59       14.39%      119,450         1.15%             1.27%
Year Ended August 31, 2004                  (0.21)          24.42        8.48%      136,532         1.13%             0.77%
Year Ended August 31, 2003                  (0.25)          22.71        8.57%      139,516         1.14%             1.26%
Year Ended August 31, 2002                  (0.22)          21.17      (16.38)%     134,134         1.09%             0.95%
Year Ended August 31, 2001                  (1.17)          25.55      (23.98)%     162,881         1.00%             0.94%
BALANCED FUND
Year Ended August 31, 2005                  (0.15)          10.67       10.67%       48,690         1.22%             1.48%
Year Ended August 31, 2004                  (0.12)           9.78        4.65%       50,771         1.28%             0.95%
Year Ended August 31, 2003                  (0.23)           9.46        6.78%       46,704         1.18%             2.49%
Year Ended August 31, 2002                  (0.24)           9.09       (2.11)%      43,096         1.28%             2.52%
Period Ended August 31, 2001(2)             (0.14)           9.53       (3.35)%      44,667         1.11%             3.03%
TAX-EXEMPT BOND FUND
Year Ended August 31, 2005                  (0.40)          10.06        1.46%        9,441         1.09%             3.08%
Year Ended August 31, 2004                  (0.39)          10.32        3.91%       13,259         0.88%             2.99%
Year Ended August 31, 2003                  (0.38)          10.31        2.41%       16,075         0.84%             3.52%
Year Ended August 31, 2002                  (0.52)          10.44        5.29%       17,494         0.82%             4.14%
Year Ended August 31, 2001                  (0.51)          10.44        8.92%       21,369         0.75%             4.38%
INTERMEDIATE BOND FUND
Year Ended August 31, 2005                  (0.46)          12.37        1.57%       81,378         0.88%             3.63%
Year Ended August 31, 2004                  (0.55)          12.64        2.36%       96,707         0.89%             3.90%
Year Ended August 31, 2003                  (0.64)          12.88        2.96%      113,878         0.91%             3.89%
Year Ended August 31, 2002                  (0.67)          13.13        8.17%      110,737         0.84%             5.26%
Year Ended August 31, 2001                  (0.72)          12.79       13.18%      126,615         0.82%             5.78%
TAX-EXEMPT MONEY MARKET FUND
Year Ended August 31, 2005                  (0.01)           1.00        1.43%       15,552         0.56%             1.43%
Year Ended August 31, 2004                     --(e)         1.00        0.32%       17,424         0.75%             0.32%
Year Ended August 31, 2003                  (0.01)           1.00        0.80%       22,836         0.55%             0.77%
Year Ended August 31, 2002                  (0.01)           1.00        1.00%       23,939         0.76%             1.02%
Period Ended August 31, 2001(3)             (0.03)           1.00        2.97%       27,762         0.65%             2.91%
MONEY MARKET FUND
Year Ended August 31, 2005                  (0.02)           1.00        2.06%       37,575         0.55%             1.92%
Year Ended August 31, 2004                  (0.01)           1.00        0.70%      120,022         0.62%             0.70%
Year Ended August 31, 2003                  (0.01)           1.00        0.97%      116,388         0.66%             0.95%
Year Ended August 31, 2002                  (0.02)           1.00        1.75%      178,515         0.61%             1.81%
Year Ended August 31, 2001                  (0.05)           1.00        5.14%      302,900         0.54%             5.05%

                                            RATIOS/SUPPLEMENTAL DATA
                                          -----------------------------

                                            EXPENSES TO      PORTFOLIO
                                              AVERAGE         TURNOVER
                                          NET ASSETS(a)(d)   RATE(b)(c)
                                          ----------------   ----------
CLASS I SHARES
GROWTH EQUITY FUND
YEAR ENDED AUGUST 31, 2005                      1.47%            37%
YEAR ENDED AUGUST 31, 2004                      1.71%            13%
PERIOD ENDED AUGUST 31, 2003(1)                 2.11%             8%
GROWTH & INCOME FUND
Year Ended August 31, 2005                      1.31%            31%
Year Ended August 31, 2004                      1.48%            10%
Year Ended August 31, 2003                      1.52%            12%
Year Ended August 31, 2002                      1.50%             4%
Year Ended August 31, 2001                      1.45%             6%
BALANCED FUND
Year Ended August 31, 2005                      1.58%            14%
Year Ended August 31, 2004                      1.79%            73%
Year Ended August 31, 2003                      1.71%            32%
Year Ended August 31, 2002                      1.80%             2%
Period Ended August 31, 2001(2)                 1.70%             8%
TAX-EXEMPT BOND FUND
Year Ended August 31, 2005                      1.67%             5%
Year Ended August 31, 2004                      1.62%            33%
Year Ended August 31, 2003                      1.68%            39%
Year Ended August 31, 2002                      1.65%             0%
Year Ended August 31, 2001                      1.51%            22%
INTERMEDIATE BOND FUND
Year Ended August 31, 2005                      1.06%            49%
Year Ended August 31, 2004                      1.22%           196%
Year Ended August 31, 2003                      1.25%            56%
Year Ended August 31, 2002                      1.21%            61%
Year Ended August 31, 2001                      1.22%            20%
TAX-EXEMPT MONEY MARKET FUND
Year Ended August 31, 2005                      0.99%           N/A
Year Ended August 31, 2004                      1.28%           N/A
Year Ended August 31, 2003                      1.11%           N/A
Year Ended August 31, 2002                      1.40%           N/A
Period Ended August 31, 2001(3)                 1.23%           N/A
MONEY MARKET FUND
Year Ended August 31, 2005                      0.86%           N/A
Year Ended August 31, 2004                      1.06%           N/A
Year Ended August 31, 2003                      1.09%           N/A
Year Ended August 31, 2002                      1.04%           N/A
Year Ended August 31, 2001                      0.99%           N/A

REGIONS MORGAN KEEGAN SELECT FUNDS
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               INVESTMENT ACTIVITIES                       LESS DIVIDENDS FROM:
                                                           ------------------------------                ------------------------
                                               NET ASSET                    NET REALIZED      TOTAL                       NET
                                                VALUE,          NET        AND UNREALIZED      FROM         NET        REALIZED
                                               BEGINNING    INVESTMENT     GAINS/(LOSSES)   INVESTMENT   INVESTMENT    GAINS ON
                                               OF PERIOD   INCOME/(LOSS)   ON INVESTMENTS   ACTIVITIES     INCOME     INVESTMENTS
                                               ---------   -------------   --------------   ----------   ----------   -----------
CLASS A SHARES
GROWTH EQUITY FUND
Year Ended August 31, 2005...................   $11.26        $(0.03)(g)       $ 1.99(g)      $ 1.96       $   --       $   --
Year Ended August 31, 2004...................    11.39         (0.09)(g)        (0.04)(g)      (0.13)          --           --
Period Ended August 31, 2003(1)..............    10.00         (0.03)            1.42           1.39           --(f)        --
GROWTH & INCOME FUND
Year Ended August 31, 2005...................    24.38          0.27(g)          3.15(g)        3.42        (0.24)          --
Year Ended August 31, 2004...................    22.68          0.12(g)          1.73(g)        1.85        (0.15)          --
Year Ended August 31, 2003...................    21.14          0.18             1.55           1.73        (0.19)          --
Year Ended August 31, 2002...................    25.50          0.17            (4.37)         (4.20)       (0.16)          --
Period Ended August 31, 2001(2)..............    31.45          0.18            (5.07)         (4.89)       (0.18)       (0.88)
BALANCED FUND
Year Ended August 31, 2005...................     9.76          0.11             0.90           1.01        (0.11)          --
Year Ended August 31, 2004...................     9.44          0.07             0.34           0.41        (0.09)          --
Year Ended August 31, 2003...................     9.07          0.21             0.37           0.58        (0.21)          --
Year Ended August 31, 2002...................     9.52          0.21            (0.44)         (0.23)       (0.22)          --
Period Ended August 31, 2001(3)..............     9.86          0.15            (0.36)         (0.21)       (0.13)          --
TAX-EXEMPT BOND FUND
Year Ended August 31, 2005...................    10.32          0.28            (0.18)          0.10        (0.28)       (0.09)
Year Ended August 31, 2004...................    10.31          0.28             0.09           0.37        (0.28)       (0.08)
Year Ended August 31, 2003...................    10.44          0.34            (0.12)          0.22        (0.34)       (0.01)
Year Ended August 31, 2002...................    10.43          0.40             0.11           0.51        (0.40)       (0.10)
Period Ended August 31, 2001(4)..............    10.17          0.30             0.32           0.62        (0.30)       (0.06)
INTERMEDIATE BOND FUND
Year Ended August 31, 2005...................    12.64          0.43            (0.27)          0.16        (0.43)          --
Year Ended August 31, 2004...................    12.88          0.46            (0.19)          0.27        (0.47)       (0.04)
Year Ended August 31, 2003...................    13.12          0.49            (0.13)          0.36        (0.53)       (0.07)
Year Ended August 31, 2002...................    12.78          0.64             0.34           0.98        (0.64)          --
Period Ended August 31, 2001(4)..............    12.49          0.51             0.29           0.80        (0.51)          --
TAX-EXEMPT MONEY MARKET FUND
Year Ended August 31, 2005...................     1.00          0.01               --(f)        0.01        (0.01)          --
Year Ended August 31, 2004...................     1.00            --(f)            --             --(f)        --(f)        --
Year Ended August 31, 2003...................     1.00            --(f)            --             --(f)        --(f)        --
Year Ended August 31, 2002...................     1.00          0.01               --(f)        0.01        (0.01)          --
Period Ended August 31, 2001(5)..............     1.00          0.02               --(f)        0.02        (0.02)          --
MONEY MARKET FUND
Year Ended August 31, 2005...................     1.00          0.02               --(f)        0.02        (0.02)          --
Year Ended August 31, 2004...................     1.00            --(f)            --(f)          --(f)        --(f)        --
Year Ended August 31, 2003...................     1.00            --(f)            --(f)          --(f)        --(f)        --
Year Ended August 31, 2002...................     1.00          0.01               --(f)        0.01        (0.01)          --
Period Ended August 31, 2001(5)..............     1.00          0.04               --(f)        0.04        (0.04)          --

---------------

(1)  From the commencement of operations on December 9, 2002.
(2)  From the commencement of operations on October 26, 2000.
(3)  From the commencement of operations on February 20, 2001.
(4)  From the commencement of operations on December 26, 2000.
(5)  From the commencement of operations on October 4, 2000.

(a)  Total return excludes sales charge.
(b) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(c) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)  Not annualized for periods less than one year.
(e)  Annualized for periods less than one year.
(f)  Amount less than $0.005.
(g) Per share data calculated using average shares for the period.

              See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                RATIOS/SUPPLEMENTAL DATA
                                                                                     ----------------------------------------------
                                                          NET ASSET                  NET ASSETS,        NET         NET INVESTMENT
                                                           VALUE,                      END OF       EXPENSES TO    INCOME/(LOSS) TO
                                            TOTAL          END OF        TOTAL         PERIOD         AVERAGE          AVERAGE
                                          DIVIDENDS        PERIOD     RETURN(a)(d)     (000'S)     NET ASSETS(e)    NET ASSETS(e)
                                          ---------       ---------   ------------   -----------   -------------   ----------------
CLASS A SHARES
GROWTH EQUITY FUND
Year Ended August 31, 2005..............   $   --          $13.22         17.41%      $  1,649         1.51%            (0.27)%
Year Ended August 31, 2004..............       --           11.26         (1.14)%        6,796         1.48%            (0.79)%
Period Ended August 31, 2003(1).........       --(f)        11.39         13.92%         1,507         1.57%            (0.55)%
GROWTH & INCOME FUND
Year Ended August 31, 2005..............    (0.24)          27.56         14.08%         5,941         1.42%             0.95%
Year Ended August 31, 2004..............    (0.15)          24.38          8.16%        12,445         1.43%             0.48%
Year Ended August 31, 2003..............    (0.19)          22.68          8.28%         6,992         1.44%             0.96%
Year Ended August 31, 2002..............    (0.16)          21.14        (16.56)%        4,402         1.40%             0.66%
Period Ended August 31, 2001(2).........    (1.06)          25.50        (15.93)%        1,897         1.45%             0.55%
BALANCED FUND
Year Ended August 31, 2005..............    (0.11)          10.66         10.41%         1,993         1.49%             1.02%
Year Ended August 31, 2004..............    (0.09)           9.76          4.37%         1,418         1.60%             0.64%
Year Ended August 31, 2003..............    (0.21)           9.44          6.50%           757         1.48%             2.18%
Year Ended August 31, 2002..............    (0.22)           9.07         (2.48)%          536         1.58%             2.23%
Period Ended August 31, 2001(3).........    (0.13)           9.52         (2.14)%          277         1.45%             2.53%
TAX-EXEMPT BOND FUND
Year Ended August 31, 2005..............    (0.37)          10.05          1.08%         1,176         1.37%             2.82%
Year Ended August 31, 2004..............    (0.36)          10.32          3.60%         2,753         1.20%             2.69%
Year Ended August 31, 2003..............    (0.35)          10.31          2.14%         1,667         1.15%             3.04%
Year Ended August 31, 2002..............    (0.50)          10.44          5.09%           559         1.14%             3.83%
Period Ended August 31, 2001(4).........    (0.36)          10.43          5.56%           250         1.16%             3.97%
INTERMEDIATE BOND FUND
Year Ended August 31, 2005..............    (0.43)          12.37          1.30%         2,601         1.15%             3.33%
Year Ended August 31, 2004..............    (0.51)          12.64          2.05%         7,791         1.19%             3.61%
Year Ended August 31, 2003..............    (0.60)          12.88          2.75%         4,950         1.21%             3.53%
Year Ended August 31, 2002..............    (0.64)          13.12          7.87%         2,473         1.16%             4.94%
Period Ended August 31, 2001(4).........    (0.51)          12.78          6.52%           880         1.12%             5.27%
TAX-EXEMPT MONEY MARKET FUND
Year Ended August 31, 2005..............    (0.01)           1.00          1.30%         8,025         0.68%             1.41%
Year Ended August 31, 2004..............       --(f)         1.00          0.18%         1,833         0.92%             0.15%
Year Ended August 31, 2003..............       --(f)         1.00          0.37%         1,733         0.99%             0.34%
Year Ended August 31, 2002..............    (0.01)           1.00          0.50%         2,278         1.26%             0.51%
Period Ended August 31, 2001(5).........    (0.02)           1.00          2.18%         4,160         1.18%             2.08%
MONEY MARKET FUND
Year Ended August 31, 2005..............    (0.02)           1.00          1.55%        42,404         1.06%             1.45%
Year Ended August 31, 2004..............       --(f)         1.00          0.20%        68,301         1.12%             0.19%
Year Ended August 31, 2003..............       --(f)         1.00          0.46%        93,450         1.16%             0.47%
Year Ended August 31, 2002..............    (0.01)           1.00          1.24%       110,085         1.12%             1.24%
Period Ended August 31, 2001(5).........    (0.04)           1.00          4.09%       104,364         1.08%             3.92%

                                             RATIOS/SUPPLEMENTAL DATA
                                          ------------------------------

                                             EXPENSES TO      PORTFOLIO
                                               AVERAGE         TURNOVER
                                          NET ASSETS(b)(e)    RATE(c)(d)
                                          -----------------   ----------
CLASS A SHARES
GROWTH EQUITY FUND
Year Ended August 31, 2005..............        1.59%             37%
Year Ended August 31, 2004..............        1.68%             13%
Period Ended August 31, 2003(1).........        2.13%              8%
GROWTH & INCOME FUND
Year Ended August 31, 2005..............        1.44%             31%
Year Ended August 31, 2004..............        1.48%             10%
Year Ended August 31, 2003..............        1.52%             12%
Year Ended August 31, 2002..............        1.50%              4%
Period Ended August 31, 2001(2).........        1.55%              6%
BALANCED FUND
Year Ended August 31, 2005..............        1.70%             14%
Year Ended August 31, 2004..............        1.81%             73%
Year Ended August 31, 2003..............        1.71%             32%
Year Ended August 31, 2002..............        1.80%              2%
Period Ended August 31, 2001(3).........        1.95%              8%
TAX-EXEMPT BOND FUND
Year Ended August 31, 2005..............        1.80%              5%
Year Ended August 31, 2004..............        1.63%             33%
Year Ended August 31, 2003..............        1.69%             39%
Year Ended August 31, 2002..............        1.65%              0%
Period Ended August 31, 2001(4).........        1.66%             22%
INTERMEDIATE BOND FUND
Year Ended August 31, 2005..............        1.20%             49%
Year Ended August 31, 2004..............        1.22%            196%
Year Ended August 31, 2003..............        1.25%             56%
Year Ended August 31, 2002..............        1.21%             61%
Period Ended August 31, 2001(4).........        1.22%             20%
TAX-EXEMPT MONEY MARKET FUND
Year Ended August 31, 2005..............        1.36%            N/A
Year Ended August 31, 2004..............        1.53%            N/A
Year Ended August 31, 2003..............        1.36%            N/A
Year Ended August 31, 2002..............        1.65%            N/A
Period Ended August 31, 2001(5).........        1.51%            N/A
MONEY MARKET FUND
Year Ended August 31, 2005..............        1.23%            N/A
Year Ended August 31, 2004..............        1.31%            N/A
Year Ended August 31, 2003..............        1.34%            N/A
Year Ended August 31, 2002..............        1.29%            N/A
Period Ended August 31, 2001(5).........        1.26%            N/A

REGIONS MORGAN KEEGAN SELECT FUNDS
NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1. ORGANIZATION

Regions Morgan Keegan Select Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated October 15, 1991. The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of the date of this report, the Trust consists of seventeen portfolios, each with its own investment objective. The accompanying financial statements are for the Regions Morgan Keegan Select LEADER Growth Equity Fund, Regions Morgan Keegan Select LEADER Growth & Income Fund, Regions Morgan Keegan Select LEADER Balanced Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund, Regions Morgan Keegan Select LEADER Intermediate Bond Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund, and Regions Morgan Keegan Select LEADER Money Market Fund, (collectively, the "Funds" and individually, a "Fund"). All Funds, excluding the Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund and the Regions Morgan Keegan Select LEADER Money Market Fund, are referred to as the "Variable Funds". The Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund and the Regions Morgan Keegan Select LEADER Money Market Fund are referred to as the "Money Market Funds".

Each Fund offers two classes of shares: Class I Shares and Class A Shares. Each class of shares in the Funds has identical rights and privileges except with respect to fees paid under the Funds' distribution plan or administrative and shareholder service arrangements, and the voting rights on matters affecting only that class of shares and the exchange privilege of each class of shares.

Under the Funds' organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. REORGANIZATION

The LEADER Mutual Funds and the Trust entered into an Agreement and Plan of Reorganization ("Reorganization Plan") on behalf of the LEADER Growth Equity Fund, LEADER Growth & Income Fund, LEADER Balanced Fund, LEADER Tax-Exempt Bond Fund, LEADER Intermediate Bond Fund, LEADER Tax-Exempt Money Market Fund, and LEADER Money Market Fund ("Acquired Funds") and the Regions Morgan Keegan Select LEADER Growth Equity Fund, Regions Morgan Keegan Select LEADER Growth & Income Fund, Regions Morgan Keegan Select LEADER Balanced Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund, Regions Morgan Keegan Select LEADER Intermediate Bond Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund, and Regions Morgan Keegan Select LEADER Money Market Fund ("Acquiring Funds"), a newly created series of the Trust. The Reorganization Plan provided for the acquisition by the Acquiring Funds of all of the assets of the Acquired Funds in exchange solely for the assumption of all of the liabilities of the Acquired Funds and the issuance of shares of the newly created Acquiring Funds distributed pro rata by the Acquired Funds to its shareholders in complete liquidation and termination of the Acquired Funds ("Reorganization"). The Acquiring Funds adopted all of the history of the Acquired Funds.

Pursuant to the Reorganization Plan, each shareholder of the Investor A Shares and Investor B Shares of the Acquired Funds received Class A Shares of the Acquiring Funds, while investors in the Sweep Shares received Class I Shares of the Acquiring Funds; however, all shareholders received the same net asset value as the shareholder had immediately prior to the Reorganization. No Contingent Deferred Sales Charges were assessed on the Investor B Shares of the Acquired Funds at the time of the conversion as a result of the termination and conversion to Class A of the Acquiring Funds.

The Reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on February 18, 2005 following approval by shareholders of the Acquired Funds at a special shareholder meeting.

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Funds:

Investment Valuation: Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depository Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is primarily traded, or at the NASDAQ Official Closing Price ("NOCP"). If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost, which approximates market value. Investments in other open-ended investment companies are valued at net asset value as reported by those investment companies. Investments for which there are no such quotations available, or for which available quotations appear to not accurately reflect their current value, are valued at fair value as determined in good faith by the Valuation Committee

                                              REGIONS MORGAN KEEGAN SELECT FUNDS
                                    NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

under the direction of the Board of Trustees. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investment Transactions: Changes in holdings of portfolio securities for the Variable Funds shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Fund's daily Net Asset Value per share. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Securities transactions for the Money Market Funds are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends to Shareholders: The Funds pay dividends to their shareholders from the Funds' respective net investment income. Income dividends on the Regions Morgan Keegan Select LEADER Growth Equity Fund, the Regions Morgan Keegan Select LEADER Growth & Income Fund and the Regions Morgan Keegan Select LEADER Balanced Fund, if any, are declared and paid quarterly, while income dividends for all other Funds are declared daily and paid monthly. Each Fund also distributes all of its net realized capital gains, if any, on an annual basis. Dividends are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from Accounting Principles Generally Accepted in the United States of America ("GAAP"). These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, net operating gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes: Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the Funds will not be subject to federal income tax to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income and realized capital gains during the calendar year, the Funds will not be subject to a federal excise tax.

Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class of shares are charged directly to that class.

The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses of a Fund are allocated to each class of shares based upon their relative net assets or another appropriate basis on the date the income is earned or the expenses and realized and unrealized gains and losses are incurred.

Estimates: The financial statements have been prepared in conformity with GAAP. The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

REDEMPTION FEES

Effective February 1, 2004 until February 18, 2005, sales of shares of the Variable Funds or exchange for shares of another Fund within 30 days of the date of purchase, were subject to a 2.00% fee on the current net asset value of the shares sold or exchanged. The fee is deducted by the Fund to offset the costs associated with short-term trading, such as portfolio transactions and administrative costs.

REGIONS MORGAN KEEGAN SELECT FUNDS
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following redemption fees were collected by the Funds during the year ended August 31, 2005*:

Growth Equity Fund..........................................   $521
Growth & Income Fund........................................    276
Balanced Fund...............................................      4
Tax-Exempt Bond Fund........................................      2
Intermediate Bond Fund......................................      3

The following redemption fees were collected by the Funds during the year ended August 31, 2004*:

Growth Equity Fund..........................................   $ 12
Growth & Income Fund........................................     68
Balanced Fund...............................................     11
Tax-Exempt Bond Fund........................................     65
Intermediate Bond Fund......................................      3

---------------

* All redemption fees collected by the Funds had less than a $0.005 impact to the respective NAVs.

4. RELATED PARTY TRANSACTIONS

Investment Adviser: The Funds have entered into an Investment Advisory Agreement with Morgan Asset Management, Inc. (the "Adviser"), a wholly owned subsidiary of MK Holding, Inc., which is a wholly owned subsidiary of Regions Financial Corporation ("Regions"). Under the terms of the agreement, each Fund pays a fee, calculated daily and paid monthly, based on the respective average daily net assets of such Fund. The Adviser has contractually agreed to reduce its fees through February 18, 2006 as follows:

                                                                  ANNUAL FEE          ANNUAL FEE
                                                              BEFORE CONTRACTUAL   AFTER CONTRACTUAL
FUND                                                              REDUCTION            REDUCTION
----                                                          ------------------   -----------------
Growth Equity Fund..........................................         0.75%               0.70%
Growth & Income Fund........................................         0.75%               0.75%
Balanced Fund...............................................         0.80%               0.60%
Tax-Exempt Bond Fund*.......................................         0.50%               0.15%
Intermediate Bond Fund......................................         0.50%               0.48%
Tax-Exempt Money Market Fund................................         0.40%               0.10%
Money Market Fund...........................................         0.40%               0.25%

---------------

* The Advisor voluntarily waived an additional 0.15% for the period April 1, 2005 to August 31, 2005.

Administrator: Morgan Keegan & Company, Inc. ("Morgan Keegan") is a wholly owned subsidiary of Regions and an affiliate of the Adviser. Morgan Keegan, with whom certain officers of the Trust are affiliated, became the Administrator of the Funds' Shares on February 18, 2005. Such individuals are paid no fees directly by the Funds for serving as officers of the Funds. Morgan Keegan also provides an employee to serve the Funds as Chief Compliance Officer for which Morgan Keegan receives no compensation from the Funds. As the Administrator of the Funds, pursuant to an Administration Agreement, Morgan Keegan is entitled to a fee computed at an annual rate of 0.12% of each Fund's average daily net assets.

Fund Accountant, Sub-Administrator and Transfer Agent: BISYS Fund Services Ohio, Inc. ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., serves as Fund Accountant, Sub-Administrator and Transfer Agent of the Funds. Under the Fund Accounting Agreement, BISYS receives a fee from the Variable Funds based upon a complex level tier, subject to a minimum annual fee. BISYS receives a fee from the Money Market Funds at the annual rate of 0.03% of the respective Fund's average daily net assets. Under the Sub-Administration Agreement, BISYS is entitled to a fee from Morgan Keegan computed at an annual rate of 0.105% of each Fund's average daily net assets. Under the Transfer Agency Agreement, BISYS receives additional fees, which are payable monthly.

Effective October 1, 2005, Morgan Keegan began providing fund accounting and administrative services to Regions Morgan Keegan Select LEADER Growth Equity Fund and Regions Morgan Keegan Select LEADER Balanced Fund. Beginning on November 1, 2005, Morgan Keegan will begin providing fund accounting and administrative services to Regions Morgan Keegan Select LEADER Intermediate Bond Fund and Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund replacing BISYS Fund Services Ohio, Inc.

                                              REGIONS MORGAN KEEGAN SELECT FUNDS
                                    NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Effective October 29, 2005, BISYS will no longer serve as transfer agent, and Morgan Keegan will provide transfer agent services to Regions Morgan Keegan Select LEADER Growth Equity Fund, Regions Morgan Keegan Select LEADER Growth & Income Fund, Regions Morgan Keegan Select LEADER Balanced Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund, Regions Morgan Keegan Select LEADER Intermediate Bond Fund, and Regions Morgan Keegan Select LEADER Money Market Fund.

Distributor: Morgan Keegan became the Distributor of the Funds on February 18, 2005. The Trust has adopted a Rule 12b-1 Distribution Plan ("12b-1 Plan"), with respect to Class A Shares of the Funds. The 12b-1 Plan compensates Morgan Keegan, the Funds' principal Distributor, and other dealers and investment representatives for services and expenses relating to the sale and distribution of Fund Shares. Under the Class A Shares' 12b-1 Plan, the Funds pay a fee at an annual rate of up to 0.25% and 0.50% of the average daily net assets with respect to Class A Shares of the Variable Funds and Money Market Funds, respectively.

Sales Charges: Morgan Keegan received commissions on the sale of shares of the Funds. For the year ended August 31, 2005, Morgan Keegan received front-end sales charges and contingent deferred sales charges as follows:

                                                                FRONT END      CONTINGENT DEFERRED
                                                              SALES CHARGES       SALES CHARGES
                                                              --------------   -------------------
                                                              CLASS A SHARES    INVESTOR B SHARES
                                                              --------------   -------------------
Growth Equity Fund..........................................      $  341             $ 1,169
Growth & Income Fund........................................       3,213              12,984
Balanced Fund...............................................       2,525               9,235
Tax-Exempt Bond Fund........................................          --              11,316
Intermediate Bond Fund......................................         511               9,668

Custodian: Regions Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period.

General: From time to time, fees may be reduced or reimbursed in order to assist each of the Funds in maintaining more competitive expense ratios.

Former Service Providers of the Acquired Funds prior to the
Reorganization: Prior to February 18, 2005, BISYS, with whom certain officers of the Acquired Funds were affiliated at the time, served as the Acquired Funds' administrator and distributor. Such individuals were not paid any fees directly by the Acquired Funds for serving as officers. Pursuant to the Administration Agreement, BISYS received a fee computed at an annual rate of 0.20% of each Acquired Fund's average daily net assets.

Prior to February 18, 2005, the Institutional Shares of the Acquired Funds were subject to an Administrative Services Plan. Pursuant to the Administrative Services Plan, the Variable Funds paid a monthly fee at the annual rate of 0.30%, and each Money Market Fund at the annual rate of 0.25% of the average daily net assets of each Acquired Fund's Institutional Shares. Part or all of these fees were paid to financial institutions that provided administrative support services to certain Acquired Fund shareholders who owned Institutional Shares of the Acquired Fund that were also customers of the financial institutions.

Prior to February 18, 2005, the Investor A and Investor B Shares of the Acquired Funds were subject to Rule 12b-1 Distribution and Services Plans. The 12b-1 Plans compensated the distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Investor A and Investor B Shares and/or for providing shareholder services. Under the 12b-1 Plans, the Variable Funds paid a fee of up to 0.30%, and each Money Market Fund paid a fee of up to 0.50% of the average daily net assets with respect to the Investor A Shares; the Variable Funds paid a fee of up to 0.75% of the average daily net assets with respect to the Investor B Shares.

Prior to February 18, 2005, the Investor B and Sweep Shares of the Acquired Funds were subject to a Shareholder Servicing Plan. Pursuant to the a Shareholder Servicing Plan, the Acquired Funds paid a monthly fee at the annual rate of 0.25% of the average daily net assets of each Acquired Fund's Investor B and Sweep Shares. Part or all of these fees were paid to financial institutions that provided administrative support services to certain Acquired Fund shareholders who owned these Share Classes of the Acquired Funds that were also customers of the financial institutions.

Prior to February 18, 2005, BISYS was entitled to receive commissions on the sales of Fund Shares. For the year ended August 31, 2004, BISYS received $100,677 of commissions on the sales of Fund Shares, of which $89,804 was allowed to affiliated broker/dealers of the Fund. For the period ended February 18, 2005, BISYS received $4,176 of commissions on the sales of Fund Shares, of which $3,715 was allowed to affiliated broker/dealers of the Fund.

REGIONS MORGAN KEEGAN SELECT FUNDS
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, including long-term U.S. Government securities, but excluding short-term securities, for each Fund for the year ended August 31, 2005 were as follows:

                                                               PURCHASES       SALES
                                                              -----------   -----------
Growth Equity Fund..........................................  $13,219,060   $26,423,827
Growth & Income Fund........................................   40,277,132    81,495,380
Balanced Fund...............................................    6,812,579    11,901,760
Tax-Exempt Bond Fund........................................      600,000     7,445,606
Intermediate Bond Fund......................................   45,774,492    62,460,417

6. CONCENTRATION OF CREDIT RISK

The Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund and the Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund invest primarily in municipal debt instruments. Economic developments in a specific industry or region may affect the ability of issuers of municipal debt securities to meet their obligations.

INDUSTRY CONCENTRATION

The Regions Morgan Keegan Select LEADER Growth & Income Fund may have elements of risk associated with its portfolio holdings due to a concentration of investments in a limited number of industries, which may vary throughout the year. Such concentrations may subject this Fund to additional risk resulting from political or economic conditions in such industries.

As of August 31, 2005, the Regions Morgan Keegan Select LEADER Growth & Income Fund invested approximately 25.3% of its portfolio in securities issued by oil and gas companies.

7. FEDERAL INCOME TAX INFORMATION

At August 31, 2005, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

Growth & Income Fund........................................  2,457,982   Expires 2011
                                                              7,861,130   Expires 2012
Balanced Fund...............................................    935,131   Expires 2010
                                                              1,800,553   Expires 2011
                                                              1,218,258   Expires 2012
                                                                564,320   Expires 2013
Tax-Exempt Money Market Fund................................        280   Expires 2013
Money Market Fund...........................................      2,541   Expires 2010
                                                                     54   Expires 2011
                                                                 18,234   Expires 2012
                                                                 24,650   Expires 2013

During the year ended August 31, 2005, the Regions Morgan Keegan Select LEADER Growth Equity Fund and the Regions Morgan Keegan Select LEADER Growth & Income Fund utilized $89,030 and $10,222,876, respectively in capital loss carryforwards.

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The following Funds had deferred losses, which will be treated as arising on the first business day of the fiscal year ending August 31, 2006:

                                                               POST-OCTOBER
                                                              CAPITAL LOSSES
                                                              --------------
Balanced Fund...............................................     $216,226
Tax-Exempt Money Market Fund................................          626
Money Market Fund...........................................      146,737

                                              REGIONS MORGAN KEEGAN SELECT FUNDS
                                    NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The tax character of dividends paid to shareholders during the fiscal year ended August 31, 2005 was as follows:

                                                         DIVIDENDS PAID FROM:
                                                      --------------------------
                                                                        NET          TOTAL         TAX        TOTAL
                                                       ORDINARY      LONG TERM      TAXABLE      EXEMPT     DIVIDENDS
                                                        INCOME     CAPITAL GAINS   DIVIDENDS    DIVIDENDS      PAID
                                                      ----------   -------------   ----------   ---------   ----------
Growth Equity Fund..................................  $       --     $     --      $       --   $     --    $       --
Growth & Income Fund................................   1,688,801           --       1,688,801         --     1,688,801
Balanced Fund.......................................     749,088           --         749,088         --       749,088
Tax-Exempt Bond Fund................................          --      138,572         138,572    420,645       559,217
Intermediate Bond Fund..............................   3,549,643           --       3,549,643         --     3,549,643
Tax-Exempt Money Market Fund........................          --           --              --    270,981       270,981
Money Market Fund...................................   2,821,044           --       2,821,044         --     2,821,044

The tax character of dividends paid to shareholders during the year or period ended August 31, 2004 was as follows:

                                                         DIVIDENDS PAID FROM:
                                                      --------------------------
                                                                        NET          TOTAL         TAX        TOTAL
                                                       ORDINARY      LONG TERM      TAXABLE      EXEMPT     DIVIDENDS
                                                        INCOME     CAPITAL GAINS   DIVIDENDS    DIVIDENDS      PAID
                                                      ----------   -------------   ----------   ---------   ----------
Growth Equity Fund..................................  $       --     $     --      $       --   $     --    $       --
Growth & Income Fund................................   1,327,074           --       1,327,074         --     1,327,074
Balanced Fund.......................................     611,474           --         611,474         --       611,474
Tax-Exempt Bond Fund................................       2,852      146,857         149,709    563,772       713,481
Intermediate Bond Fund..............................   4,599,039      327,389       4,926,428         --     4,926,428
Tax-Exempt Money Market Fund........................          --           --              --     70,482        70,482
Money Market Fund...................................   1,063,270           --       1,063,270         --     1,063,270

As of August 31, 2005 the components of accumulated earnings on a tax basis was as follows:

                                                              UNDISTRIBUTED                             ACCUMULATED
                              UNDISTRIBUTED   UNDISTRIBUTED     LONG-TERM                                 CAPITAL
                               TAX EXEMPT       ORDINARY         CAPITAL      ACCUMULATED   DIVIDENDS    AND OTHER
                                 INCOME          INCOME           GAINS        EARNINGS      PAYABLE       LOSSES
                              -------------   -------------   -------------   -----------   ---------   ------------
Growth Equity Fund..........     $    --        $  7,353       $1,099,492     $1,106,845    $      --   $         --
Growth & Income Fund........          --         268,183               --        268,183           --    (10,319,112)
Balanced Fund...............          --         138,290               --        138,290           --     (4,734,488)
Tax-Exempt Bond Fund........      26,090              --           83,279        109,369      (26,090)            --
Intermediate Bond Fund......          --         274,566          179,725        454,291     (274,566)            --
Tax-Exempt Money Market
 Fund.......................      38,208              --               --         38,208      (38,208)          (906)
Money Market Fund...........          --         190,171               --        190,171     (190,171)      (192,216)

                                                  TOTAL
                                UNREALIZED     ACCUMULATED
                              APPRECIATION/     EARNINGS/
                              (DEPRECIATION)    (DEFICIT)
                              --------------   -----------
Growth Equity Fund..........   $ 7,329,100     $ 8,435,945
Growth & Income Fund........    46,702,330      36,651,401
Balanced Fund...............     8,180,058       3,583,860
Tax-Exempt Bond Fund........       547,806         631,085
Intermediate Bond Fund......       323,190         502,915
Tax-Exempt Money Market
 Fund.......................            --            (906)
Money Market Fund...........            --        (192,216)

8. SUBSEQUENT EVENTS

Merger of Funds: On August 22, 2005, the Board of Trustees of the Regions Morgan Keegan Select Funds indicated in the table below approved management's proposals to merge the following:

TARGET FUND                                                                      ACQUIRING FUND
-----------                                                                      --------------
Growth Equity Fund                                            Regions Morgan Keegan Select Growth Fund
Balanced Fund                                                 Regions Morgan Keegan Select Balanced Fund
Intermediate Bond Fund                                        Regions Morgan Keegan Select Fixed Income Fund
Tax-Exempt Bond Fund                                          Regions Morgan Keegan Select Intermediate
                                                              Tax Exempt Bond Fund
Regions Morgan Keegan Select Government Money Market Fund     Money Market Fund

Each proposed merger is contingent upon approval for the respective Target Fund's shareholders and regulatory review and receipt of an opinion of counsel to the effect that the merger will qualify as a tax-free reorganization for federal income tax purposes. If approved, the mergers are expected to occur on November 18, 2005, or such later date as the parties to each merger transaction may agree.

Closure of Fund: On August 22, 2005, the Board of Trustees of the Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund agreed to close the Fund. The Fund closed to investors on September 20, 2005 and ceased operations on October 26, 2005.

                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
REGIONS MORGAN KEEGAN SELECT FUNDS:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Regions Morgan Keegan Select LEADER Growth Equity Fund, Regions Morgan Keegan Select LEADER Growth & Income Fund, Regions Morgan Keegan Select LEADER Balanced Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund, Regions Morgan Keegan Select LEADER Intermediate Bond Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund and Regions Morgan Keegan Select LEADER Money Market Fund (seven separate portfolios of Regions Morgan Keegan Select Funds, hereafter referred to as the "Funds") at August 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the years or periods ended August 31, 2003, 2002, and 2001 were audited by other auditors whose report, dated October 13, 2003, expressed an unqualified opinion on those statements.

As discussed in Note 8 to the financial statements, the Regions Morgan Keegan Select Tax Exempt Money Market Fund was closed to investors on September 20, 2005 and ceased operations on October 26, 2005.

PricewaterhouseCoopers LLP
Columbus, Ohio
October 27, 2005

REGIONS MORGAN KEEGAN SELECT FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ADDITIONAL TAX INFORMATION

For Corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended August 31, 2005, qualify for the corporate dividends received deduction for the following Funds:

Growth & Income Fund........................................   100%
Balanced Fund...............................................   100%

For the fiscal year ended August 31, 2005, dividends paid by the Funds listed below may be subject to a maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief Act of 2003. The Funds listed intend to designate the maximum amount allowable as taxed at a rate of 15%. Completed information will be reported in conjunction with the 2005 Form 1099-DIV.

Growth & Income Fund........................................   $1,688,801
Balanced Fund...............................................      749,088

                                EXPENSE EXAMPLES

As a shareholder of the Regions Morgan Keegan Select Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including advisory fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Regions Morgan Keegan Select Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005 through August 31, 2005.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                     ENDING        EXPENSES         EXPENSE
                                                      BEGINNING      ACCOUNT     PAID DURING      RATIO DURING
                                                       ACCOUNT        VALUE        PERIOD*          PERIOD**
FUND                                         CLASS   VALUE 3/1/05    8/31/05    3/1/05-8/31/05   3/1/05-8/31/05
----                                         -----   ------------   ---------   --------------   --------------
Growth Equity Fund.........................   I       $1,000.00     $1,039.80       $6.79             1.32%
                                              A        1,000.00      1,038.50        8.07             1.57%
Growth & Income Fund.......................   I        1,000.00      1,021.00        5.96             1.17%
                                              A        1,000.00      1,019.70        7.23             1.42%
Balanced Fund..............................   I        1,000.00      1,035.30        6.31             1.23%
                                              A        1,000.00      1,035.30        7.59             1.48%
Tax-Exempt Bond Fund.......................   I        1,000.00      1,012.40        6.24             1.23%
                                              A        1,000.00      1,011.10        7.50             1.48%
Intermediate Bond Fund.....................   I        1,000.00      1,018.80        4.63             0.91%
                                              A        1,000.00      1,016.70        5.90             1.16%
Tax-Exempt Money Market Fund...............   I        1,000.00      1,009.10        2.58             0.51%
                                              A        1,000.00      1,008.40        3.29             0.65%
Money Market Fund..........................   I        1,000.00      1,012.90        2.79             0.55%
                                              A        1,000.00      1,010.30        5.37             1.06%

 * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Absent waiver of fees and/or reimbursement of expenses during the period, expenses would have been higher and ending account values would have been lower.

REGIONS MORGAN KEEGAN SELECT FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on the Regions Morgan Keegan Select Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     ENDING        EXPENSES         EXPENSE
                                                      BEGINNING      ACCOUNT     PAID DURING      RATIO DURING
                                                       ACCOUNT        VALUE        PERIOD*          PERIOD**
FUND                                         CLASS   VALUE 3/1/05    8/31/05    3/1/05-8/31/05   3/1/05-8/31/05
----                                         -----   ------------   ---------   --------------   --------------
Growth Equity Fund.........................   I       $1,000.00     $1,018.55       $6.72             1.32%
                                              A        1,000.00      1,017.29        7.98             1.57%
Growth & Income Fund.......................   I        1,000.00      1,019.31        5.96             1.17%
                                              A        1,000.00      1,018.05        7.22             1.42%
Balanced Fund..............................   I        1,000.00      1,019.00        6.26             1.23%
                                              A        1,000.00      1,017.74        7.53             1.48%
Tax-Exempt Bond Fund.......................   I        1,000.00      1,019.00        6.26             1.23%
                                              A        1,000.00      1,017.74        7.53             1.48%
Intermediate Bond Fund.....................   I        1,000.00      1,020.62        4.63             0.91%
                                              A        1,000.00      1,019.36        5.90             1.16%
Tax-Exempt Money Market Fund...............   I        1,000.00      1,022.63        2.60             0.51%
                                              A        1,000.00      1,021.93        3.31             0.65%
Money Market Fund..........................   I        1,000.00      1,022.43        2.80             0.55%
                                              A        1,000.00      1,019.86        5.40             1.06%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Absent waiver of fees and/or reimbursement of expenses during the period, expenses would have been higher and ending account values would have been lower.

REGIONS MORGAN KEEGAN SELECT LEADER GROWTH EQUITY FUND
BOARD OF TRUSTEES AND TRUST OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The following tables set forth information concerning the Trustees and Officers of the Funds. All persons named as Trustees and Officers also serve in similar capacities for the other registered investment companies in the Regions Morgan Keegan Fund complex overseeing a total of twenty-three portfolios. The Regions Morgan Keegan Fund complex includes Morgan Keegan Select Fund, Inc., Regions Morgan Keegan Select Funds, RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., and RMK Strategic Income Fund, Inc.

An asterisk (*) indicates the Trustees and/or Officers who are interested persons of the Funds as defined by the Investment Company Act of 1940. The Statement of Additional Information for the Funds includes additional information about the Fund's Trustees and is available upon request, without charge, by calling the Funds at 877-757-7424.

TRUSTEES

NAME, AGE, POSITION, LENGTH OF SERVICE           PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------------------   ------------------------------------------------------------
ALLEN B. MORGAN, JR.*                    Mr. Morgan has served as a Director and Vice-Chairman of
Age 63, Chairman and Trustee, Since      Regions Financial Corporation since 2001 and 2003,
2003                                     respectively. He has also served as a Director of Morgan
                                         Asset Management, Inc. since 1993. He also has been Chairman of Morgan Keegan & Company, Inc. since 1969 and Executive
                                         Managing Director of Morgan Keegan & Company, Inc. since
                                         1969.

J. KENNETH ALDERMAN*                     Mr. Alderman has been President of Regions Morgan Keegan
Age 53, Trustee, Since 2003              Trust Company and Chief Executive Officer of Morgan Asset
                                         Management, Inc. since 2002. He has been Executive Vice
                                         President of Regions Financial Corporation since 2000. He
                                         served Regions as Senior Vice President and Capital
                                         Management Group Director and investment adviser to the
                                         Regions Financial Corporation proprietary fund family from
                                         1995 to 2000. He is a Certified Public Accountant and a
                                         Chartered Financial Analyst.

WILLIAM JEFFERIES MANN                   Mr. Mann has been Chairman and President of Mann
Age 72, Trustee, Since 2003              Investments, Inc. (real estate investments/private
                                         investing) since 1985.

JAMES STILLMAN R. MCFADDEN               Mr. McFadden has been Chief Manager of McFadden
Age 47, Trustee, Since 2003              Communications, LLC (commercial printing) since 2002 and
                                         President and Director of 1703, Inc. (restaurant management)
                                         since 1998. He also has served as a Director for several
                                         private companies since 1997.

W. RANDALL PITTMAN                       Mr. Pittman has been Chief Financial Officer of Emageon Inc.
Age 51, Trustee, Since 2003              (healthcare information systems) since 2002. From 1999 to
                                         2002, he was Chief Financial Officer of BioCryst
                                         Pharmaceuticals, Inc. (biotechnology). From 1998 to 1999, he was Chief Financial Officer of ScandiPharm, Inc.
                                         (pharmaceuticals). From 1995 to 1998, he served as Senior
                                         Vice President -- Finance of CaremarkRx (pharmacy benefit
                                         management). From 1983 to 1995, he held various positions
                                         with AmSouth Bancorporation (bank holding company),
                                         including Executive Vice President and Controller. He is a
                                         Certified Public Accountant, and was with the accounting
                                         firm of Ernst & Young, LLP from 1976 to 1983.

MARY S. STONE                            Ms. Stone has held the Hugh Culverhouse Endowed Chair of
Age 55, Trustee, Since 2003              Accountancy at the University of Alabama, Culverhouse School
                                         of Accountancy since 1981. She is also a member of Financial
                                         Accounting Standards Advisory Council, AICPA, Accounting
                                         Standards Executive Committee and AACSB International
                                         Accounting Accreditation Committee.

ARCHIE W. WILLIS III                     Mr. Willis has been President of Community Capital
Age 47, Trustee, Since 2003              (financial advisory and real estate development consulting)
                                         since 1999 and Vice President of Community Realty Company
                                         (real estate brokerage) since 1999. He was a First Vice
                                         President of Morgan Keegan & Company, Inc. from 1991 to
                                         1999. He also has served as a Director of Memphis Telecom,
                                         LLC since 2001.

The address of each Trustee is c/o the Fund, Fifty North Front Street, 21st Floor, Memphis, TN 38103.

                          REGIONS MORGAN KEEGAN SELECT LEADER GROWTH EQUITY FUND
                 BOARD OF TRUSTEES AND TRUST OFFICERS (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OFFICERS

NAME, AGE, POSITION, LENGTH OF SERVICE           PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------------------   ------------------------------------------------------------
CARTER E. ANTHONY*                       From 2002 to present, Mr. Anthony has served as President
Age 60, President, Since 2003            and Chief Investment Officer of Morgan Asset Management,
                                         Inc. From 2000 to 2002, he served as Executive Vice
                                         President and Director of Capital Management Group, Regions
                                         Financial Corporation. From 1989 to 2000, Mr. Anthony was
                                         Vice President-Trust Investments, National Bank of Commerce.

THOMAS R. GAMBLE*                        Mr. Gamble has been an executive at Regions Financial
Age 62, Vice-President, Since 2003       Corporation since 1981. He was a Corporate IRA Manager from
                                         2000 to 2001 and a Senior Vice President and Manager of
                                         Employee Benefits at the Birmingham Trust Department of
                                         Regions Bank from 1981 to 2000.

JOSEPH C. WELLER*                        Mr. Weller has been Executive Vice President and Chief
Age 66, Treasurer, Since 2003            Financial Officer of Morgan Keegan & Company, Inc. since
                                         1969, Treasurer and Secretary of Morgan Keegan & Company,
                                         Inc. since 1969 and Executive Managing Director of Morgan
                                         Keegan & Company, Inc. since 1969. He also has served as a
                                         Director of Morgan Asset Management, Inc. since 1993.

CHARLES D. MAXWELL*                      Mr. Maxwell has been a Managing Director of Morgan Keegan &
Age 51, Secretary and Assistant          Company, Inc. since 1998 and Assistant Treasurer and
Treasurer, Since 2003                    Assistant Secretary of Morgan Keegan & Company, Inc. since
                                         1994. He has been Secretary and Treasurer of Morgan Asset
                                         Management, Inc. since 1993. He was Senior Vice President of
                                         Morgan Keegan & Company, Inc. from 1995 to 1997. Mr. Maxwell was also with the accounting firm of Ernst & Young, LLP from
                                         1976 to 1986 and served as a Senior Manager from 1984 to
                                         1986.

J. THOMPSON WELLER, SR.*                 Mr. Weller has been a Managing Director and Controller of
Age 40, Assistant Secretary, Since       Morgan Keegan & Company, Inc. since October 2001. He was
2003                                     Senior Vice President and Controller of Morgan Keegan &
                                         Company, Inc. from October 1998 to October 2001, Controller and First Vice President from February 1997 to October 1998,
                                         Controller and Vice President from 1995 to February 1997 and
                                         Assistant Controller from 1992 to 1995.

DAVID M. GEORGE*                         Mr. George has been the Chief Compliance Officer of Morgan
Age 52, Chief Compliance Officer,        Asset Management, Inc. and a Senior Vice President of Morgan
Since 2004                               Keegan & Company, Inc. since August 2004. He was an
                                         Assistant Director of Compliance and Senior Vice President
                                         of Morgan Keegan & Company, Inc. from April 2002 to August
                                         2004. He was a Branch Manager and First Vice President of
                                         Morgan Keegan & Company, Inc. from April 2001 to April 2002.
                                         He was Branch Administrative Officer of the Private Client
                                         Group and First Vice President of Morgan Keegan & Company,
                                         Inc. from July 1999 to April 2001. He was a Compliance
                                         Administrator and Vice President of Morgan Keegan & Company,
                                         Inc. from August 1995 to July 1999.

Officers of the Trust are elected and appointed by the Board of Trustees and hold office until they resign, are removed, or are otherwise disqualified to serve.

Joseph C. Weller is the father of J. Thompson Weller. The address of Messrs. Maxwell, Weller, Weller, and George is Fifty North Front Street, Memphis, Tennessee 38103. The address of Messrs. Anthony and Gamble is 417 North 20th Street, 15th Floor, Birmingham, Alabama 35203.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

MORGAN KEEGAN & COMPANY, INC. IS A FULL SERVICE BROKER DEALER THAT PROVIDES PERSONALIZED INVESTMENT SERVICES TO ITS CLIENTS FROM OVER 200 OFFICES IN
18 STATES. PLEASE ACCESS OUR WEBSITE WWW.MORGANKEEGAN.COM TO LOCATE THE MORGAN KEEGAN BRANCH NEAREST YOU OR CONTACT US AT 1-800-366-7426. MORGAN KEEGAN & COMPANY, INC. IS A WHOLLY OWNED SUBSIDIARY OF REGIONS FINANCIAL CORPORATION, A REGIONAL FINANCIAL HOLDING COMPANY (NYSE: RF).

                                    ALABAMA

                                    ARKANSAS

                                    FLORIDA

                                    GEORGIA

                                    ILLINOIS

                                    INDIANA

                                      IOWA

                                    KENTUCKY

                                   LOUISIANA

                                 MASSACHUSETTS

                                  MISSISSIPPI

                                    MISSOURI

                                    NEW YORK

                                 NORTH CAROLINA

                                 SOUTH CAROLINA

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS AN EXHIBIT 12(A)(1).

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (B) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

          (2) If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

          (3) If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

               THE REGISTRANT'S BOARD OF TRUSTEES HAS DETERMINED THAT THE REGISTRANT DOES NOT HAVE AN "AUDIT COMMITTEE FINANCIAL EXPERT" (AS SUCH TERM HAS BEEN DEFINED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC") IN REGULATIONS IMPLEMENTING SECTION 407 OF THE SARBANES-OXLEY ACT OF 2002 (THE "REGULATION")) SERVING ON ITS AUDIT COMMITTEE. THE REGISTRANT'S BOARD OF TRUSTEES BELIEVES THAT, NOTWITHSTANDING THE ABSENCE OF ANY ONE PERSON MEETING ALL REQUIRED ELEMENTS OF THE DEFINITION OF "AUDIT COMMITTEE FINANCIAL EXPERT", THE REGISTRANT'S AUDIT COMMITTEE COLLECTIVELY POSSESSES THE KNOWLEDGE AND EXPERIENCE NECESSARY TO EXECUTE ALL OF THE AUDIT COMMITTEE'S FUNCTIONS, DUTIES AND POWERS. ALL MEMBERS OF THE REGISTRANT'S AUDIT COMMITTEE ARE "INDEPENDENT" (AS DEFINED BY THE REGULATION).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

          AUDIT FEES
          2004 - $109,700
          2005 - $123,900

          (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

          AUDIT-RELATED FEES
          2004 - $3,000
          2005 - $12,000

          SERVICES RENDERED IN CONNECTION WITH PREPARATION AND REVIEW OF 17F-2 COUNTS.

          (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

          TAX FEES
          2004 - $20,000
          2005 - $23,400

          TAX FEES INCLUDE FEES FOR TAX RETURNS, EXCISE DISTRIBUTIONS AND VARIOUS TAX-RELATED, YEAR-END CALCULATIONS.

          (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

          ALL OTHER FEES
          2004 - $0
          2005 - $0

          (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

               REGISTRANT'S AUDIT COMMITTEE MEETS WITH THE PRINCIPAL ACCOUNTANTS AND MANAGEMENT TO REVIEW AND PRE-APPROVE AUDIT SERVICES TO BE PROVIDED BY THE PRINCIPAL ACCOUNTANT. THE AUDIT COMMITTEE SHALL PRE-APPROVE ALL AUDITING SERVICES AND PERMISSIBLE NON-AUDIT SERVICES (E.G. TAX SERVICES) TO BE PROVIDED TO THE FUNDS BY THE AUDITOR, INCLUDING THE FEES THEREFORE AND HAS NOT ADOPTED POLICIES AND PROCEDURES AS DESCRIBED IN RULE 2-01(C)(7)(I)(B) OF REGULATION S-X.

               (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

          2004 - NONE
          2005 - NONE

          (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

          NOT APPLICABLE

          (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

          2004 - $0
          2005 - $11,000

          (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

          THE AUDIT COMMITTEE HAS CONSIDERED THAT THE PROVISION OF NON-AUDIT SERVICES THAT WERE RENDERED TO THE REGISTRANT'S INVESTMENT ADVISER (NOT INCLUDING ANY SUBADVISER WHOSE ROLE IS PRIMARILY PORTFOLIO MANAGEMENT AND IS SUB-CONTRACTED WITH OR OVERSEEN BY ANOTHER INVESTMENT ADVISER), AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE REGISTRANT THAT WERE NOT PRE-APPROVED PURSUANT TO PARAGRAPH (C)(7)(II) OF RULE 2-01 OF REGULATION S-X IS COMPATIBLE WITH MAINTAINING THE PRINCIPAL ACCOUNTANT'S INDEPENDENCE.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

          (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

          (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

          (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

          (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

          THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY
ITEM 2 IS ATTACHED HERETO.

          (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

          CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

          (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

          NOT APPLICABLE.

          (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

          CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Regions Morgan Keegan Select Funds


By (Signature and Title)* /s/ Carter E. Anthony   Carter E. Anthony, President
                          ---------------------
Date November 4, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Carter E. Anthony   Carter E. Anthony, President
                          ---------------------
Date November 4, 2005


By (Signature and Title)* /s/ Joseph C. Weller   Joseph C. Weller, Treasurer
                          --------------------
Date November 4, 2005

INCLUDE A CODE OF ETHICS OR AMENDMENT TO A CODE OF ETHICS FILED UNDER ITEM 12(A)
          OF FORM N-CSR IN A SINGLE EDGAR EXHIBIT NAMED EX-99.CODE ETH.
   ALL SECTION 302 CERTIFICATIONS SHOULD BE INCLUDED IN ONE EDGAR EX-99.CERT EXHIBIT DOCUMENT AND ALL SECTION 906 CERTIFICATIONS SHOULD BE INCLUDED IN A
SEPARATE EDGAR EX-99.906CERT EXHIBIT DOCUMENT TO FORM N-CSR. [DON'T INCLUDE THIS
                            LANGUAGE IN THE FILING.]